UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2018

PSR	Invesco Active U.S. Real Estate ETF
PSMB	Invesco Balanced Multi-Asset Allocation ETF
PSMC	Invesco Conservative Multi-Asset Allocation ETF
PSMG	Invesco Growth Multi-Asset Allocation ETF
PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF
LALT	Invesco Multi-Strategy Alternative ETF
PHDG	Invesco S&P 500® Downside Hedged ETF
VRIG	Invesco Variable Rate Investment Grade ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2018

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Specialized	33.4
Residential	15.9
Retail	14.8
Office	12.2
Industrial	7.6
Health Care	7.6
Hotel & Resort	5.9
Diversified	2.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—2.6%
4,283	Empire State Realty Trust, Inc., Class A	$74,610
4,895	Liberty Property Trust	204,709
10,849	Washington Real Estate Investment Trust	311,583

		590,902

	Health Care—7.6%
8,033	HCP, Inc.	187,651
20,720	Healthcare Realty Trust, Inc.	576,637
1,332	National Health Investors, Inc.	90,935
5,956	Physicians Realty Trust	88,983
7,152	Ventas, Inc.	367,756
8,063	Welltower, Inc.	430,887

		1,742,849

	Hotel & Resort—5.9%
6,985	Apple Hospitality REIT, Inc.	125,660
12,588	Host Hotels & Resorts, Inc.	246,222
16,209	Park Hotels & Resorts, Inc.	466,495
8,690	Pebblebrook Hotel Trust	304,063
14,775	Sunstone Hotel Investors, Inc.	230,490

		1,372,930

	Industrial—7.6%
5,563	DCT Industrial Trust, Inc.	364,766
17,197	Prologis, Inc.	1,116,257
4,578	Rexford Industrial Realty, Inc.	139,858
3,487	Terreno Realty Corp.	129,542

		1,750,423

	Office—12.2%
3,499	Alexandria Real Estate Equities, Inc.	435,871
4,562	Boston Properties, Inc.	553,872
7,331	Columbia Property Trust, Inc.	156,590
8,490	Cousins Properties, Inc.	75,476

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Office (continued)
15,697	Hudson Pacific Properties, Inc.	$515,960
5,660	Kilroy Realty Corp.	405,652
4,197	SL Green Realty Corp.	410,215
4,020	Vornado Realty Trust	273,481

		2,827,117

	Residential—15.9%
4,530	American Campus Communities, Inc.	177,168
8,041	American Homes 4 Rent, Class A	162,428
4,587	AvalonBay Communities, Inc.	747,681
2,227	Camden Property Trust	190,186
2,518	Education Realty Trust, Inc.	82,867
1,464	Equity LifeStyle Properties, Inc.	130,530
10,042	Equity Residential	619,692
3,114	Essex Property Trust, Inc.	746,395
10,253	Invitation Homes, Inc.	237,254
3,773	Mid-America Apartment Communities, Inc.	345,079
2,527	Sun Communities, Inc.	237,159

		3,676,439

	Retail—14.8%
2,271	Acadia Realty Trust	53,596
3,407	Federal Realty Investment Trust	394,701
14,841	GGP, Inc.	296,672
4,554	Macerich Co. (The)	262,401
5,093	National Retail Properties, Inc.	193,738
8,275	Realty Income Corp.	417,970
4,964	Regency Centers Corp.	292,131
17,555	Retail Opportunity Investments Corp.	301,946
7,354	Simon Property Group, Inc.	1,149,724
973	Taubman Centers, Inc.	54,469

		3,417,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Active U.S. Real Estate ETF (PSR) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Specialized—33.4%
10,846	American Tower Corp.	$1,478,961
14,034	Crown Castle International Corp.	1,415,610
4,620	CyrusOne, Inc.	247,586
1,779	Digital Realty Trust, Inc.	188,022
2,510	Equinix, Inc.	1,056,183
7,348	Extra Space Storage, Inc.	658,307
7,680	Iron Mountain, Inc.	260,659
2,400	Lamar Advertising Co., Class A	152,904
4,459	Public Storage	899,737
2,272	QTS Realty Trust, Inc., Class A	80,406
5,516	Rayonier, Inc.	205,140
1,613	SBA Communications Corp.(b)	258,451
21,724	Weyerhaeuser Co.	799,009

		7,700,975

	Total Real Estate Investment Trusts (Cost $22,351,014)	23,078,983

	Money Market Fund—0.0%
7,872	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $7,872)	7,872

	Total Investments in Securities (Cost $22,358,886)—100.0%	23,086,855
	Other assets less liabilities—(0.0)%	(1,342)

	Net Assets—100.0%	$23,085,513

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

April 30, 2018

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2018
US Equities	40.9
Fixed Income	40.2
International and Developed Equities	15.3
Emerging Markets Equities	3.7
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
3,253	Invesco 1-30 Laddered Treasury ETF	$101,949
1,843	Invesco Emerging Markets Sovereign Debt ETF	50,627
2,540	Invesco FTSE RAFI Developed Markets ex-U.S. ETF	116,230
1,088	Invesco FTSE RAFI Emerging Markets ETF	24,785
1,594	Invesco FTSE RAFI US 1000 ETF	177,046
709	Invesco FTSE RAFI US 1500 Small-Mid ETF	92,439
2,718	Invesco Fundamental High Yield® Corporate Bond ETF	50,147
5,159	Invesco Fundamental Investment Grade Corporate Bond ETF(b)	127,634
3,141	Invesco Russell Top 200 Pure Growth ETF	150,580
2,082	Invesco S&P 500® Low Volatility ETF	97,021
942	Invesco S&P Emerging Markets Low Volatility ETF	24,680
2,646	Invesco S&P International Developed Low Volatility ETF(b)	88,538
623	Invesco S&P MidCap Low Volatility ETF	28,060
1,102	Invesco Senior Loan ETF	25,467
7,171	Invesco Variable Rate Investment Grade ETF	180,207

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,262,566)—100.1%	1,335,410

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—8.1%
108,585	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $108,585)	$108,585

	Total Investments in Securities (Cost $1,371,151)—108.2%	1,443,995
	Other assets less liabilities—(8.2)%	(109,707)

	Net Assets—100.0%	$1,334,288

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

April 30, 2018

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2018
Fixed Income	72.4
US Equities	22.7
International and Developed Equities	5.0
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
2,601	Invesco 1-30 Laddered Treasury ETF	$81,515
2,686	Invesco Emerging Markets Sovereign Debt ETF	73,784
758	Invesco FTSE RAFI Developed Markets ex-U.S. ETF	34,686
680	Invesco FTSE RAFI US 1000 ETF	75,528
5,870	Invesco Fundamental High Yield® Corporate Bond ETF	108,302
8,003	Invesco Fundamental Investment Grade Corporate Bond ETF(b)	197,994
6,867	Invesco Preferred ETF	98,747
3,695	Invesco PureBetaSM 0-5 Yr US TIPS ETF	91,932
1,380	Invesco Russell Top 200 Pure Growth ETF	66,157
1,015	Invesco S&P 500® Low Volatility ETF	47,299
854	Invesco S&P International Developed Low Volatility ETF(b)	28,576
4,723	Invesco Senior Loan ETF	109,149
10,072	Invesco Variable Rate Investment Grade ETF	253,109

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,253,735)—100.1%	1,266,778

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.6%
172,230	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $172,230)	$172,230

	Total Investments in Securities (Cost $1,425,965)—113.7%	1,439,008
	Other assets less liabilities—(13.7)%	(173,245)

	Net Assets—100.0%	$1,265,763

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Growth Multi-Asset Allocation ETF (PSMG)

April 30, 2018

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2018
US Equities	53.4
International and Developed Equities	20.7
Fixed Income	20.1
Emerging Markets Equities	5.9
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
2,377	Invesco 1-30 Laddered Treasury ETF	$74,495
574	Invesco Emerging Markets Sovereign Debt ETF	15,768
3,393	Invesco FTSE RAFI Developed Markets ex-U.S. ETF(b)	155,264
1,844	Invesco FTSE RAFI Emerging Markets ETF	42,006
1,979	Invesco FTSE RAFI US 1000 ETF	219,807
818	Invesco FTSE RAFI US 1500 Small-Mid ETF	106,651
3,324	Invesco Fundamental Investment Grade Corporate Bond ETF	82,236
4,203	Invesco Russell Top 200 Pure Growth ETF	201,492
2,728	Invesco S&P 500® Low Volatility ETF	127,125
1,493	Invesco S&P Emerging Markets Low Volatility ETF	39,116
3,835	Invesco S&P International Developed Low Volatility ETF	128,322
794	Invesco S&P MidCap Low Volatility ETF	35,762
903	Invesco S&P SmallCap Low Volatility ETF(b)	40,942
4,113	Invesco Variable Rate Investment Grade ETF	103,360

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,263,035)—100.1%	1,372,346

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.4%
101,938	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $101,938)	$101,938

	Total Investments in Securities (Cost $1,364,973)—107.5%	1,474,284
	Other assets less liabilities—(7.5)%	(102,402)

	Net Assets—100.0%	$1,371,882

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

April 30, 2018

(Unaudited)

Portfolio Composition*
(% of the Fund’s Net Assets) as of April 30, 2018
Fixed Income	54.4
US Equities	33.7
International and Developed Equities	12.0
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.1%(a)
2,796	Invesco 1-30 Laddered Treasury ETF	$87,627
2,734	Invesco Emerging Markets Sovereign Debt ETF	75,103
1,867	Invesco FTSE RAFI Developed Markets ex-U.S. ETF(b)	85,434
1,140	Invesco FTSE RAFI US 1000 ETF	126,620
315	Invesco FTSE RAFI US 1500 Small-Mid ETF	41,070
5,110	Invesco Fundamental High Yield® Corporate Bond ETF	94,279
6,109	Invesco Fundamental Investment Grade Corporate Bond ETF	151,137
5,240	Invesco Preferred ETF	75,351
2,799	Invesco PureBetaSM 0-5 Yr US TIPS ETF	69,639
2,267	Invesco Russell Top 200 Pure Growth ETF	108,680
1,445	Invesco S&P 500® Low Volatility ETF	67,337
2,105	Invesco S&P International Developed Low Volatility ETF	70,435
403	Invesco S&P MidCap Low Volatility ETF	18,151
2,763	Invesco Senior Loan ETF	63,853
6,530	Invesco Variable Rate Investment Grade ETF	164,099

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,257,728)—100.1%	1,298,815

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.9%
76,422	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $76,422)	$76,422

	Total Investments in Securities (Cost $1,334,150)—106.0%	1,375,237
	Other assets less liabilities—(6.0)%	(77,409)

	Net Assets—100.0%	$1,297,828

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Multi-Strategy Alternative ETF (LALT)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Consumer Discretionary	8.7
Information Technology	7.0
Industrials	6.5
Health Care	4.0
Materials	3.5
Energy	3.5
Real Estate	2.5
Consumer Staples	2.1
Telecommunication Services	1.1
Utilities	1.1
Financials	0.8
Money Market Fund Plus Other Assets Less Liabilities	59.2

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—40.8%
	Consumer Discretionary—8.7%
162	Advance Auto Parts, Inc.	$18,541
226	Best Buy Co., Inc.	17,296
55	Chipotle Mexican Grill, Inc.(b)	23,283
188	Darden Restaurants, Inc.	17,458
413	DISH Network Corp., Class A(b)	13,856
346	Foot Locker, Inc.	14,906
1,426	Ford Motor Co.	16,028
509	Gap, Inc. (The)	14,883
593	Goodyear Tire & Rubber Co. (The)	14,890
373	Harley-Davidson, Inc.	15,342
700	Interpublic Group of Cos., Inc. (The)	16,513
249	Kohl’s Corp.	15,468
701	LKQ Corp.(b)	21,745
548	Macy’s, Inc.	17,026
638	Newell Brands, Inc.	17,628
122	Ralph Lauren Corp., Class A	13,402
228	Target Corp.	16,553
228	Tiffany & Co.	23,445
231	TripAdvisor, Inc.(b)	8,644
990	Twenty-First Century Fox, Inc., Class B	35,709
159	Walt Disney Co. (The)	15,952
105	Whirlpool Corp.	16,270

		384,838

	Consumer Staples—2.1%
368	Archer-Daniels-Midland Co.	16,700
264	Kraft Heinz Co. (The)	14,884
215	Molson Coors Brewing Co., Class B	15,316
202	Procter & Gamble Co. (The)	14,613

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
227	Tyson Foods, Inc., Class A	$15,913
251	Walgreens Boots Alliance, Inc.	16,679

		94,105

	Energy—3.5%
418	Apache Corp.	17,117
138	Chevron Corp.	17,265
212	Exxon Mobil Corp.	16,483
567	Hess Corp.	32,314
219	Marathon Petroleum Corp.	16,405
1,050	Noble Energy, Inc.	35,522
171	Valero Energy Corp.	18,969

		154,075

	Financials—0.8%
220	Brighthouse Financial, Inc.(b)	11,171
441	Zions Bancorporation	24,145

		35,316

	Health Care—4.0%
491	Alexion Pharmaceuticals, Inc.(b)	57,756
59	Biogen, Inc.(b)	16,142
259	Cardinal Health, Inc.	16,620
254	CVS Health Corp.	17,737
258	Envision Healthcare Corp.(b)	9,590
288	Perrigo Co. PLC	22,504
445	Pfizer, Inc.	16,292
180	Universal Health Services, Inc., Class B	20,556

		177,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Multi-Strategy Alternative ETF (LALT) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials—6.5%
279	Alaska Air Group, Inc.	$18,115
950	Arconic, Inc.	16,919
99	Cummins, Inc.	15,826
296	Delta Air Lines, Inc.	15,457
204	Eaton Corp. PLC	15,306
250	Equifax, Inc.	28,013
285	Flowserve Corp.	12,657
461	Johnson Controls International PLC	15,614
375	Pentair PLC (United Kingdom)	25,230
366	Rockwell Collins, Inc.	48,510
109	TransDigm Group, Inc.	34,942
229	United Continental Holdings, Inc.(b)	15,467
183	United Rentals, Inc.(b)	27,450

		289,506

	Information Technology—7.0%
318	Citrix Systems, Inc.(b)	32,725
137	F5 Networks, Inc.(b)	22,343
306	FLIR Systems, Inc.	16,386
319	Intel Corp.	16,467
659	Juniper Networks, Inc.	16,205
358	Motorola Solutions, Inc.	39,319
276	Qorvo, Inc.(b)	18,603
627	Seagate Technology PLC	36,297
1,347	Symantec Corp.	37,433
187	VeriSign, Inc.(b)	21,958
1,024	Western Union Co. (The)	20,224
1,047	Xerox Corp.	32,928

		310,888

	Materials—3.5%
483	CF Industries Holdings, Inc.	18,741
292	FMC Corp.	23,281
3,082	Freeport-McMoRan, Inc.	46,877
736	Mosaic Co. (The)	19,835
261	Nucor Corp.	16,083
389	Sealed Air Corp.	17,058
251	WestRock Co.	14,849

		156,724

	Real Estate—2.5%
350	Apartment Investment & Management Co., Class A REIT	14,210
676	CBRE Group, Inc., Class A(b)	30,629

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
1,114	Kimco Realty Corp. REIT	$16,164
173	Mid-America Apartment Communities, Inc. REIT	15,823
79	Public Storage REIT	15,941
320	Ventas, Inc. REIT	16,454

		109,221

	Telecommunication Services—1.1%
449	AT&T, Inc.	14,682
963	CenturyLink, Inc.	17,893
334	Verizon Communications, Inc.	16,483

		49,058

	Utilities—1.1%
205	Duke Energy Corp.	16,433
410	Exelon Corp.	16,269
199	Pinnacle West Capital Corp.	16,019

		48,721

	Total Common Stocks & Other Equity Interests (Cost $1,760,945)	1,809,649

	Money Market Fund—50.2%
2,228,450	Invesco Short—Term Investment Trust—Treasury Portfolio—Institutional Class, 1.62%(c)(d) (Cost $2,228,450)	2,228,450

	Total Investments in Securities (Cost $3,989,395)—91.0%	4,038,099
	Other assets less liabilities—9.0%	397,481

	Net Assets—100.0%	$4,435,580

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Multi-Strategy Alternative ETF (LALT) (continued)

April 30, 2018

(Unaudited)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	3	July-2018	$51,825	$(3,582)	$(3,582)
CBOE Volatility Index (VIX) Futures	4	August-2018	69,700	(384)	(384)

Total-Long-Equity Risk				(3,966)	(3,966)

Short Futures Contracts
S&P 500 E-Mini Futures	14	June-2018	(1,852,900)	52,944	52,944
CBOE Volatility Index (VIX) Futures	2	June-2018	(33,850)	(155)	(155)

Subtotal-Equity Risk				52,789	52,789

Eurodollar Futures	47	March-2019	(11,426,288)	16,960	16,960

Subtotal — Interest Rate Risk				16,960	16,960

Total-Short				69,749	69,749

Total Futures Contracts				$65,783	$65,783

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
05/22/2018	Morgan Stanley	EUR	264,680	USD	328,300	$7,978
05/22/2018	Morgan Stanley	SEK	2,558,427	USD	305,500	12,374
05/23/2018	Morgan Stanley	CHF	855,784	USD	887,100	20,866

Subtotal-Appreciation						$41,218

05/22/2018	Morgan Stanley	USD	1,000	AUD	1,284	(31)
05/22/2018	Morgan Stanley	USD	383,900	GBP	269,334	(12,538)
05/22/2018	Morgan Stanley	USD	238,900	JPY	25,567,856	(4,889)
05/22/2018	Morgan Stanley	USD	552,800	NZD	753,397	(22,006)
05/23/2018	Morgan Stanley	USD	51,500	CAD	64,823	(909)
05/23/2018	Morgan Stanley	USD	292,900	NOK	2,267,981	(9,568)

Subtotal-Depreciation						(49,941)

Total Forward Foreign Currency Contracts — Currency Risk						$(8,723)

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	24.2
Financials	14.3
Health Care	13.8
Consumer Discretionary	12.6
Industrials	9.6
Consumer Staples	6.8
Energy	6.1
Utilities	2.8
Materials	2.8
Real Estate	2.7
Telecommunication Services	1.8
Other Assets Less Liabilities	2.5

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—97.5%
	Consumer Discretionary—12.6%
85	Advance Auto Parts, Inc.	$9,728
456	Amazon.com, Inc.(b)	714,155
302	Aptiv PLC	25,543
31	AutoZone, Inc.(b)	19,360
288	Best Buy Co., Inc.	22,041
56	Booking Holdings, Inc.(b)	121,968
225	BorgWarner, Inc.	11,012
205	CarMax, Inc.(b)	12,813
461	Carnival Corp.	29,071
391	CBS Corp., Class B	19,237
211	Charter Communications, Inc., Class A(b)	57,242
28	Chipotle Mexican Grill, Inc.(b)	11,853
5,262	Comcast Corp., Class A	165,174
388	D.R. Horton, Inc.	17,126
140	Darden Restaurants, Inc.	13,000
177	Discovery, Inc., Class A(b)	4,186
387	Discovery, Inc., Class C(b)	8,599
258	DISH Network Corp., Class A(b)	8,656
293	Dollar General Corp.	28,283
270	Dollar Tree, Inc.(b)	25,890
139	Expedia Group, Inc.	16,004
138	Foot Locker, Inc.	5,945
4,431	Ford Motor Co.	49,804
247	Gap, Inc. (The)	7,222
126	Garmin Ltd.	7,392
1,434	General Motors Co.	52,685
167	Genuine Parts Co.	14,749
273	Goodyear Tire & Rubber Co. (The)	6,855
237	H&R Block, Inc.	6,553
409	Hanesbrands, Inc.	7,554

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
191	Harley-Davidson, Inc.	$7,856
129	Hasbro, Inc.	11,364
322	Hilton Worldwide Holdings, Inc.	25,387
1,326	Home Depot, Inc. (The)	245,045
437	Interpublic Group of Cos., Inc. (The)	10,309
191	Kohl’s Corp.	11,865
278	L Brands, Inc.	9,705
150	Leggett & Platt, Inc.	6,083
311	Lennar Corp., Class A	16,449
351	LKQ Corp.(b)	10,888
942	Lowe’s Cos., Inc.	77,649
346	Macy’s, Inc.	10,750
340	Marriott International, Inc., Class A	46,471
390	Mattel, Inc.	5,772
905	McDonald’s Corp.	151,533
578	MGM Resorts International	18,161
173	Michael Kors Holdings Ltd.(b)	11,837
72	Mohawk Industries, Inc.(b)	15,111
492	Netflix, Inc.(b)	153,730
551	Newell Brands, Inc.	15,224
435	News Corp., Class A	6,951
139	News Corp., Class B	2,259
1,474	NIKE, Inc., Class B	100,807
133	Nordstrom, Inc.	6,725
234	Norwegian Cruise Line Holdings Ltd.(b)	12,512
262	Omnicom Group, Inc.	19,299
96	O’Reilly Automotive, Inc.(b)	24,583
299	PulteGroup, Inc.	9,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
88	PVH Corp.	$14,051
64	Ralph Lauren Corp., Class A	7,030
433	Ross Stores, Inc.	35,008
194	Royal Caribbean Cruises Ltd.	20,989
1,596	Starbucks Corp.	91,882
324	Tapestry, Inc.	17,422
616	Target Corp.	44,722
116	Tiffany & Co.	11,928
885	Time Warner, Inc.	83,898
717	TJX Cos., Inc. (The)	60,837
142	Tractor Supply Co.	9,656
123	TripAdvisor, Inc.(b)	4,603
1,196	Twenty-First Century Fox, Inc., Class A	43,726
499	Twenty-First Century Fox, Inc., Class B	17,999
66	Ulta Beauty, Inc.(b)	16,560
210	Under Armour, Inc., Class C(b)	3,224
211	Under Armour, Inc., Class A(b)	3,747
374	VF Corp.	30,245
400	Viacom, Inc., Class B	12,064
1,706	Walt Disney Co. (The)	171,163
80	Whirlpool Corp.	12,396
113	Wyndham Worldwide Corp.	12,906
97	Wynn Resorts Ltd.	18,060
377	Yum! Brands, Inc.	32,837

		3,320,056

	Consumer Staples—6.8%
2,158	Altria Group, Inc.	121,085
635	Archer-Daniels-Midland Co.	28,816
297	Brown-Forman Corp., Class B	16,644
219	Campbell Soup Co.	8,931
277	Church & Dwight Co., Inc.	12,798
147	Clorox Co. (The)	17,228
4,360	Coca-Cola Co. (The)	188,396
993	Colgate-Palmolive Co.	64,773
454	Conagra Brands, Inc.	16,830
194	Constellation Brands, Inc., Class A	45,227
499	Costco Wholesale Corp.	98,383
535	Coty, Inc., Class A	9,282
204	Dr Pepper Snapple Group, Inc.	24,472
255	Estee Lauder Cos., Inc. (The), Class A	37,763
646	General Mills, Inc.	28,256
160	Hershey Co. (The)	14,710
307	Hormel Foods Corp.	11,129
129	JM Smucker Co. (The)	14,716
283	Kellogg Co.	16,669
398	Kimberly-Clark Corp.	41,209
677	Kraft Heinz Co. (The)	38,169
1,000	Kroger Co. (The)	25,190
138	McCormick & Co., Inc.	14,547
210	Molson Coors Brewing Co., Class B	14,960
1,689	Mondelez International, Inc., Class A	66,716
469	Monster Beverage Corp.(b)	25,795
1,614	PepsiCo, Inc.	162,917
1,763	Philip Morris International, Inc.	144,566
2,862	Procter & Gamble Co. (The)	207,037
545	Sysco Corp.	34,084

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
338	Tyson Foods, Inc., Class A	$23,694
967	Walgreens Boots Alliance, Inc.	64,257
1,648	Walmart, Inc.	145,782

		1,785,031

	Energy—6.1%
585	Anadarko Petroleum Corp.	39,382
161	Andeavor	22,269
433	Apache Corp.	17,731
480	Baker Hughes a GE Co.	17,333
523	Cabot Oil & Gas Corp.	12,505
2,169	Chevron Corp.	271,364
109	Cimarex Energy Co.	10,964
170	Concho Resources, Inc.(b)	26,726
1,333	ConocoPhillips	87,311
597	Devon Energy Corp.	21,689
656	EOG Resources, Inc.	77,520
278	EQT Corp.	13,953
4,811	Exxon Mobil Corp.	374,055
990	Halliburton Co.	52,460
123	Helmerich & Payne, Inc.	8,555
304	Hess Corp.	17,325
2,153	Kinder Morgan, Inc.	34,060
964	Marathon Oil Corp.	17,593
539	Marathon Petroleum Corp.	40,376
431	National Oilwell Varco, Inc.	16,667
226	Newfield Exploration Co.(b)	6,735
559	Noble Energy, Inc.	18,911
868	Occidental Petroleum Corp.	67,062
466	ONEOK, Inc.	28,063
477	Phillips 66	53,095
193	Pioneer Natural Resources Co.	38,899
258	Range Resources Corp.	3,573
1,571	Schlumberger Ltd.	107,708
498	TechnipFMC PLC (United Kingdom)	16,414
491	Valero Energy Corp.	54,467
939	Williams Cos., Inc. (The)	24,160

		1,598,925

	Financials—14.3%
62	Affiliated Managers Group, Inc.	10,221
885	Aflac, Inc.	40,329
402	Allstate Corp. (The)	39,324
818	American Express Co.	80,777
1,020	American International Group, Inc.	57,120
167	Ameriprise Financial, Inc.	23,415
280	Aon PLC	39,892
206	Arthur J. Gallagher & Co.	14,418
60	Assurant, Inc.	5,569
10,864	Bank of America Corp.	325,051
1,146	Bank of New York Mellon Corp. (The)	62,468
882	BB&T Corp.	46,570
2,185	Berkshire Hathaway, Inc., Class B(b)	423,300
141	BlackRock, Inc.	73,531
109	Brighthouse Financial, Inc.(b)	5,535
552	Capital One Financial Corp.	50,022
128	Cboe Global Markets, Inc.	13,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
1,360	Charles Schwab Corp. (The)	$75,725
526	Chubb Ltd.	71,362
170	Cincinnati Financial Corp.	11,958
2,918	Citigroup, Inc.	199,212
553	Citizens Financial Group, Inc.	22,944
386	CME Group, Inc.	60,864
196	Comerica, Inc.	18,538
402	Discover Financial Services	28,643
303	E*TRADE Financial Corp.(b)	18,386
47	Everest Re Group Ltd.	10,935
787	Fifth Third Bancorp	26,105
369	Franklin Resources, Inc.	12,413
401	Goldman Sachs Group, Inc. (The)	95,570
405	Hartford Financial Services Group, Inc. (The)	21,805
1,252	Huntington Bancshares, Inc.	18,667
661	Intercontinental Exchange, Inc.	47,896
460	Invesco Ltd.(c)	13,326
3,897	JPMorgan Chase & Co.	423,916
1,204	KeyCorp	23,984
356	Leucadia National Corp.	8,558
247	Lincoln National Corp.	17,448
306	Loews Corp.	16,053
171	M&T Bank Corp.	31,168
576	Marsh & McLennan Cos., Inc.	46,944
1,176	MetLife, Inc.	56,060
189	Moody’s Corp.	30,656
1,567	Morgan Stanley	80,889
102	MSCI, Inc., Class A	15,283
132	Nasdaq, Inc.	11,658
298	Navient Corp.	3,951
242	Northern Trust Corp.	25,834
394	People’s United Financial, Inc.	7,206
535	PNC Financial Services Group, Inc. (The)	77,901
306	Principal Financial Group, Inc.	18,121
661	Progressive Corp. (The)	39,852
479	Prudential Financial, Inc.	50,927
148	Raymond James Financial, Inc.	13,283
1,274	Regions Financial Corp.	23,824
288	S&P Global, Inc.	54,317
417	State Street Corp.	41,608
531	SunTrust Banks, Inc.	35,471
60	SVB Financial Group(b)	17,977
811	Synchrony Financial	26,901
277	T. Rowe Price Group, Inc.	31,528
121	Torchmark Corp.	10,496
308	Travelers Cos., Inc. (The)	40,533
1,782	U.S. Bancorp	89,902
252	Unum Group	12,192
4,984	Wells Fargo & Co.	258,969
150	Willis Towers Watson PLC	22,277
292	XL Group Ltd. (Bermuda)	16,232
223	Zions Bancorporation	12,209

		3,759,687

	Health Care—13.8%
1,976	Abbott Laboratories	114,865
1,810	AbbVie, Inc.	174,755

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
371	Aetna, Inc.	$66,427
366	Agilent Technologies, Inc.	24,061
252	Alexion Pharmaceuticals, Inc.(b)	29,643
82	Align Technology, Inc.(b)	20,488
375	Allergan PLC	57,619
184	AmerisourceBergen Corp.	16,667
758	Amgen, Inc.	132,256
291	Anthem, Inc.	68,673
564	Baxter International, Inc.	39,198
303	Becton, Dickinson and Co.	70,257
241	Biogen, Inc.(b)	65,938
1,561	Boston Scientific Corp.(b)	44,832
1,853	Bristol-Myers Squibb Co.	96,597
357	Cardinal Health, Inc.	22,909
854	Celgene Corp.(b)	74,383
198	Centene Corp.(b)	21,499
358	Cerner Corp.(b)	20,853
276	Cigna Corp.	47,422
56	Cooper Cos., Inc. (The)	12,808
1,152	CVS Health Corp.	80,444
696	Danaher Corp.	69,823
165	DaVita, Inc.(b)	10,360
261	DENTSPLY Sirona, Inc.	13,139
239	Edwards Lifesciences Corp.(b)	30,439
1,094	Eli Lilly & Co.	88,691
138	Envision Healthcare Corp.(b)	5,129
641	Express Scripts Holding Co.(b)	48,524
1,487	Gilead Sciences, Inc.	107,406
318	HCA Healthcare, Inc.	30,445
174	Henry Schein, Inc.(b)	13,224
314	Hologic, Inc.(b)	12,180
157	Humana, Inc.	46,186
99	IDEXX Laboratories, Inc.(b)	19,254
167	Illumina, Inc.(b)	40,235
200	Incyte Corp.(b)	12,388
128	Intuitive Surgical, Inc.(b)	56,420
165	Iqvia Holdings, Inc.(b)	15,800
3,046	Johnson & Johnson	385,288
116	Laboratory Corp. of America Holdings(b)	19,807
234	McKesson Corp.	36,553
1,538	Medtronic PLC	123,240
3,061	Merck & Co., Inc.	180,201
29	Mettler-Toledo International, Inc.(b)	16,238
584	Mylan NV(b)	22,636
183	Nektar Therapeutics, Class A(b)	15,310
126	PerkinElmer, Inc.	9,243
149	Perrigo Co. PLC	11,643
6,759	Pfizer, Inc.	247,447
154	Quest Diagnostics, Inc.	15,585
88	Regeneron Pharmaceuticals, Inc.(b)	26,724
162	ResMed, Inc.	15,332
366	Stryker Corp.	62,008
456	Thermo Fisher Scientific, Inc.	95,920
1,099	UnitedHealth Group, Inc.	259,804
99	Universal Health Services, Inc., Class B	11,306
103	Varian Medical Systems, Inc.(b)	11,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
288	Vertex Pharmaceuticals, Inc.(b)	$44,110
90	Waters Corp.(b)	16,957
231	Zimmer Biomet Holdings, Inc.	26,604
553	Zoetis, Inc.	46,164

		3,622,263

	Industrials—9.6%
676	3M Co.	131,408
165	A.O. Smith Corp.	10,123
48	Acuity Brands, Inc.	5,749
140	Alaska Air Group, Inc.	9,090
108	Allegion PLC	8,335
478	American Airlines Group, Inc.	20,521
263	AMETEK, Inc.	18,357
482	Arconic, Inc.	8,584
627	Boeing Co. (The)	209,142
159	C.H. Robinson Worldwide, Inc.	14,633
678	Caterpillar, Inc.	97,876
98	Cintas Corp.	16,689
1,007	CSX Corp.	59,806
177	Cummins, Inc.	28,295
367	Deere & Co.	49,666
738	Delta Air Lines, Inc.	38,538
175	Dover Corp.	16,222
500	Eaton Corp. PLC	37,515
720	Emerson Electric Co.	47,815
137	Equifax, Inc.	15,351
201	Expeditors International of Washington, Inc.	12,836
326	Fastenal Co.	16,297
279	FedEx Corp.	68,969
149	Flowserve Corp.	6,617
159	Fluor Corp.	9,373
348	Fortive Corp.	24,468
173	Fortune Brands Home & Security, Inc.	9,461
314	General Dynamics Corp.	63,211
9,859	General Electric Co.	138,716
136	Harris Corp.	21,273
854	Honeywell International, Inc.	123,557
51	Huntington Ingalls Industries, Inc.	12,404
411	IHS Markit Ltd.(b)	20,192
349	Illinois Tool Works, Inc.	49,565
284	Ingersoll-Rand PLC	23,825
98	J.B. Hunt Transport Services, Inc.	11,508
137	Jacobs Engineering Group, Inc.	7,958
1,051	Johnson Controls International PLC	35,597
118	Kansas City Southern	12,582
89	L3 Technologies, Inc.	17,433
282	Lockheed Martin Corp.	90,477
356	Masco Corp.	13,482
380	Nielsen Holdings PLC	11,951
323	Norfolk Southern Corp.	46,341
198	Northrop Grumman Corp.	63,764
399	PACCAR, Inc.	25,404
151	Parker-Hannifin Corp.	24,858
189	Pentair PLC (United Kingdom)	12,716
174	Quanta Services, Inc.(b)	5,655
327	Raytheon Co.	67,015

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
256	Republic Services, Inc.	$16,558
141	Robert Half International, Inc.	8,566
146	Rockwell Automation, Inc.	24,021
186	Rockwell Collins, Inc.	24,652
117	Roper Technologies, Inc.	30,910
65	Snap-on, Inc.	9,441
614	Southwest Airlines Co.	32,438
174	Stanley Black & Decker, Inc.	24,637
98	Stericycle, Inc.(b)	5,754
297	Textron, Inc.	18,456
56	TransDigm Group, Inc.	17,952
893	Union Pacific Corp.	119,332
275	United Continental Holdings, Inc.(b)	18,574
781	United Parcel Service, Inc., Class B	88,644
97	United Rentals, Inc.(b)	14,550
844	United Technologies Corp.	101,407
177	Verisk Analytics, Inc.(b)	18,842
58	W.W. Grainger, Inc.	16,318
452	Waste Management, Inc.	36,743
204	Xylem, Inc.	14,872

		2,533,887

	Information Technology—24.2%
699	Accenture PLC, Class A	105,689
861	Activision Blizzard, Inc.	57,127
557	Adobe Systems, Inc.(b)	123,431
935	Advanced Micro Devices, Inc.(b)	10,173
193	Akamai Technologies, Inc.(b)	13,829
55	Alliance Data Systems Corp.	11,168
339	Alphabet, Inc., Class A(b)	345,299
346	Alphabet, Inc., Class C(b)	351,996
347	Amphenol Corp., Class A	29,047
420	Analog Devices, Inc.	36,687
96	ANSYS, Inc.(b)	15,519
5,762	Apple, Inc.	952,228
1,193	Applied Materials, Inc.	59,256
251	Autodesk, Inc.(b)	31,601
503	Automatic Data Processing, Inc.	59,394
465	Broadcom, Inc.	106,680
355	CA, Inc.	12,354
322	Cadence Design Systems, Inc.(b)	12,899
5,470	Cisco Systems, Inc.	242,266
147	Citrix Systems, Inc.(b)	15,128
667	Cognizant Technology Solutions Corp., Class A	54,574
987	Corning, Inc.	26,669
324	DXC Technology Co.	33,392
1,069	eBay, Inc.(b)	40,494
348	Electronic Arts, Inc.(b)	41,057
70	F5 Networks, Inc.(b)	11,416
2,720	Facebook, Inc., Class A(b)	467,840
376	Fidelity National Information Services, Inc.	35,709
469	Fiserv, Inc.(b)	33,233
158	FLIR Systems, Inc.	8,461
103	Gartner, Inc.(b)	12,493
181	Global Payments, Inc.	20,462
1,779	Hewlett Packard Enterprise Co.	30,332
1,858	HP, Inc.	39,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
5,313	Intel Corp.	$274,257
972	International Business Machines Corp.	140,901
276	Intuit, Inc.	51,002
44	IPG Photonics Corp.(b)	9,373
390	Juniper Networks, Inc.	9,590
178	KLA-Tencor Corp.	18,110
185	Lam Research Corp.	34,236
1,048	Mastercard, Inc., Class A	186,827
266	Microchip Technology, Inc.	22,254
1,313	Micron Technology, Inc.(b)	60,372
8,743	Microsoft Corp.	817,645
184	Motorola Solutions, Inc.	20,209
304	NetApp, Inc.	20,240
686	NVIDIA Corp.	154,282
3,431	Oracle Corp.	156,694
363	Paychex, Inc.	21,987
1,281	PayPal Holdings, Inc.(b)	95,576
144	Qorvo, Inc.(b)	9,706
1,681	QUALCOMM, Inc.	85,748
201	Red Hat, Inc.(b)	32,775
778	salesforce.com, inc.(b)	94,130
324	Seagate Technology PLC	18,756
208	Skyworks Solutions, Inc.	18,046
704	Symantec Corp.	19,564
169	Synopsys, Inc.(b)	14,451
130	Take-Two Interactive Software, Inc.(b)	12,962
399	TE Connectivity Ltd.	36,608
1,116	Texas Instruments, Inc.	113,196
188	Total System Services, Inc.	15,803
96	VeriSign, Inc.(b)	11,272
2,046	Visa, Inc., Class A	259,597
338	Western Digital Corp.	26,631
521	Western Union Co. (The)	10,290
243	Xerox Corp.	7,642
289	Xilinx, Inc.	18,565

		6,347,129

	Materials—2.8%
249	Air Products & Chemicals, Inc.	40,410
126	Albemarle Corp.	12,217
100	Avery Dennison Corp.	10,481
397	Ball Corp.	15,916
265	CF Industries Holdings, Inc.	10,282
2,657	DowDuPont, Inc.	168,029
162	Eastman Chemical Co.	16,537
295	Ecolab, Inc.	42,707
153	FMC Corp.	12,199
1,529	Freeport-McMoRan, Inc.	23,256
90	International Flavors & Fragrances, Inc.	12,713
469	International Paper Co.	24,182
367	LyondellBasell Industries NV, Class A	38,803
71	Martin Marietta Materials, Inc.	13,829
500	Monsanto Co.	62,685
398	Mosaic Co. (The)	10,726
605	Newmont Mining Corp.	23,770
360	Nucor Corp.	22,183
108	Packaging Corp. of America	12,495

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
289	PPG Industries, Inc.	$30,599
326	Praxair, Inc.	49,722
190	Sealed Air Corp.	8,331
95	Sherwin-Williams Co. (The)	34,928
151	Vulcan Materials Co.	16,865
289	WestRock Co.	17,097

		730,962

	Real Estate—2.7%
116	Alexandria Real Estate Equities, Inc. REIT	14,450
500	American Tower Corp. REIT	68,180
179	Apartment Investment & Management Co., Class A REIT	7,267
157	AvalonBay Communities, Inc. REIT	25,591
175	Boston Properties, Inc. REIT	21,247
343	CBRE Group, Inc., Class A(b)	15,541
471	Crown Castle International Corp. REIT	47,510
233	Digital Realty Trust, Inc. REIT	24,626
405	Duke Realty Corp. REIT	10,976
90	Equinix, Inc. REIT	37,871
418	Equity Residential REIT	25,795
76	Essex Property Trust, Inc. REIT	18,216
143	Extra Space Storage, Inc. REIT	12,811
84	Federal Realty Investment Trust REIT	9,731
717	GGP, Inc. REIT	14,333
533	HCP, Inc. REIT	12,451
834	Host Hotels & Resorts, Inc. REIT	16,313
319	Iron Mountain, Inc. REIT	10,827
483	Kimco Realty Corp. REIT	7,008
123	Macerich Co. (The) REIT	7,087
129	Mid-America Apartment Communities, Inc. REIT	11,798
605	Prologis, Inc. REIT	39,271
170	Public Storage REIT	34,303
323	Realty Income Corp. REIT	16,315
169	Regency Centers Corp. REIT	9,946
132	SBA Communications Corp. REIT(b)	21,150
354	Simon Property Group, Inc. REIT	55,344
102	SL Green Realty Corp. REIT	9,970
305	UDR, Inc. REIT	11,026
405	Ventas, Inc. REIT	20,825
196	Vornado Realty Trust REIT	13,334
420	Welltower, Inc. REIT	22,445
857	Weyerhaeuser Co. REIT	31,520

		705,078

	Telecommunication Services—1.8%
6,972	AT&T, Inc.	227,984
1,104	CenturyLink, Inc.	20,512
4,687	Verizon Communications, Inc.	231,304

		479,800

	Utilities—2.8%
749	AES Corp. (The)	9,168
263	Alliant Energy Corp.	11,296
275	Ameren Corp.	16,120
559	American Electric Power Co., Inc.	39,119
203	American Water Works Co., Inc.	17,576
489	CenterPoint Energy, Inc.	12,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Downside Hedged ETF (PHDG) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
320	CMS Energy Corp.	$15,101
353	Consolidated Edison, Inc.	28,286
739	Dominion Energy, Inc.	49,188
204	DTE Energy Co.	21,502
795	Duke Energy Corp.	63,727
370	Edison International	24,242
205	Entergy Corp.	16,726
359	Eversource Energy	21,630
1,095	Exelon Corp.	43,450
508	FirstEnergy Corp.	17,475
534	NextEra Energy, Inc.	87,528
383	NiSource, Inc.	9,341
343	NRG Energy, Inc.	10,633
584	PG&E Corp.	26,922
127	Pinnacle West Capital Corp.	10,224
788	PPL Corp.	22,931
573	Public Service Enterprise Group, Inc.	29,882
162	SCANA Corp.	5,957
289	Sempra Energy	32,310
1,144	Southern Co. (The)	52,761

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
358	WEC Energy Group, Inc.	$23,012
576	Xcel Energy, Inc.	26,980

		745,473

	Total Investments in Securities (Cost $26,021,616)—97.5%	25,628,291
	Other assets less liabilities—2.5%	660,915

	Net Assets—100.0%	$26,289,206

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	24	May-2018	$399,000	$904	$904
CBOE Volatility Index (VIX) Futures	16	June-2018	270,800	(11,588)	(11,588)

Total Futures Contracts—Equity Risk				$(10,684)	$(10,684)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2018

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2018
Corporate Bonds and Notes	38.4
U.S. Agency Mortgage Credit Risk Transfer	19.8
U.S. Government Sponsored Agency Mortgage-Backed Securities	12.7
Commercial Mortgage-Backed Securities	12.5
U.S. Treasury Securities	10.9
Asset-Backed Securities	4.9
Collateralized Mortgage Obligations	0.9
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes—38.4%
	Auto Manufacturers—2.8%
$2,000,000	Daimler Finance North America LLC (Germany) (3 mo. USD LIBOR + 0.55%)(a)(b)	2.913%	05/04/2021	$2,000,000
600,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 0.83%)(b)	2.641	08/12/2019	603,173
1,650,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 1.27%)(b)	3.565	03/28/2022	1,678,209
1,050,000	Ford Motor Credit Co. LLC, Series 1 (3 mo. USD LIBOR + 0.83%)(b)	2.901	03/12/2019	1,053,691
2,250,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.31%)(b)	3.612	06/30/2022	2,295,294
1,000,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 0.99%)(b)	3.311	01/05/2023	1,005,851

				8,636,218

	Banks—15.7%
3,281,000	Bank of America Corp. (3 mo. USD LIBOR + 1.00%)(b)	3.359	04/24/2023	3,328,652
1,250,000	Bank of America Corp., MTN (3 mo. USD LIBOR + 0.79%)(b)	2.815	03/05/2024	1,249,665
1,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.72%)(b)	3.079	01/30/2023	995,352
3,750,000	Capital One NA (3 mo. USD LIBOR + 1.15%)(b)	3.509	01/30/2023	3,793,728
1,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.95%)(b)	3.309	07/24/2023	1,516,735
2,000,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.43%)(b)	3.436	09/01/2023	2,053,662
1,750,000	Cooperatieve Rabobank UA (Netherlands) (3 mo. USD LIBOR + 0.43%)(b)	2.792	04/26/2021	1,754,791
1,500,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.36%)(b)	3.720	04/23/2021	1,536,436
250,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.75%)(b)	4.109	10/28/2027	262,483
2,500,000	Goldman Sachs Group, Inc. (The), MTN (3 mo. USD LIBOR + 1.00%)(b)	3.359	07/24/2023	2,524,375
2,000,000	JPMorgan Chase & Co., Series 1 (3 mo. USD LIBOR + 3.47%)(b)	5.829	10/30/2166	2,011,250
2,500,000	JPMorgan Chase & Co., Series V (3 mo. USD LIBOR + 3.32%)(b)	5.000	12/31/2049	2,546,875
4,000,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(b)	2.951	09/11/2022	4,039,301
1,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.40%)(b)	3.762	04/21/2021	1,542,646
2,500,000	Morgan Stanley, MTN (3 mo. USD LIBOR + 0.93%)(b)	3.292	07/22/2022	2,531,134
2,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.60%)(a)(b)	2.939	04/12/2023	1,998,469
3,250,000	Royal Bank of Scotland Group PLC (United Kingdom) (3 mo. USD LIBOR + 1.47%)(b)	3.309	05/15/2023	3,293,888
3,500,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.74%)(b)	3.095	10/18/2022	3,514,235
1,000,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.53%)(a)(b)	3.893	02/01/2022	1,033,000
2,500,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 0.95%)(a)(b)	2.789	08/15/2023	2,519,311
1,100,000	USB Realty Corp. (3 mo. USD LIBOR + 1.15%)(a)(b)	3.495	12/31/2049	990,688
2,565,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.23%)(b)	3.589	10/31/2023	2,621,867
1,000,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(b)	5.895	03/29/2049	1,010,000

				48,668,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Building Materials—0.6%
$750,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.60%)(b)	2.725%	06/15/2020	$749,149
1,000,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.65%)(b)	2.570	03/01/2021	1,002,063

				1,751,212

	Computers—0.5%
1,500,000	Dell International LLC / EMC Corp.(a)	5.875	06/15/2021	1,547,002

	Electric—1.1%
1,000,000	Duke Energy Corp.	2.400	08/15/2022	954,877
2,500,000	Mississippi Power Co. (3 mo. USD LIBOR + 0.65%)(b)	2.942	03/27/2020	2,500,809

				3,455,686

	Food—1.3%
3,937,000	General Mills, Inc. (3 mo. USD LIBOR + 1.01%)(b)	3.363	10/17/2023	3,984,894

	Healthcare-Products—2.5%
4,225,000	Becton Dickinson and Co. (3 mo. USD LIBOR + 1.03%)(b)	3.055	06/06/2022	4,258,383
3,500,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(b)	2.928	03/19/2021	3,506,357

				7,764,740

	Healthcare-Services—0.8%
2,500,000	HCA, Inc.	6.500	02/15/2020	2,618,750

	Household Products/Wares—0.9%
2,750,000	Reckitt Benckiser Treasury Services PLC (United Kingdom) (3 mo. USD LIBOR + 0.56%)(a)(b)	2.846	06/24/2022	2,747,211

	Insurance—4.3%
3,500,000	Athene Global Funding (3 mo. USD LIBOR + 1.23%)(a)(b)	3.538	07/01/2022	3,569,752
1,000,000	Jackson National Life Global Funding (3 mo. USD LIBOR + 0.73%)(a)(b)	3.022	06/27/2022	1,015,892
4,500,000	MetLife, Inc., Series C	5.250	12/29/2049	4,615,875
4,000,000	Prudential Financial, Inc. (3 mo. USD LIBOR + 3.92%)(b)	5.625	06/15/2043	4,210,000

				13,411,519

	Internet—0.4%
1,143,000	Tencent Holdings Ltd., MTN (China) (3 mo. USD LIBOR + 0.61%)(a)(b)	2.960	01/19/2023	1,144,429

	Oil & Gas—0.6%
1,500,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(b)	2.739	05/15/2022	1,529,412
340,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(b)	2.606	02/26/2021	340,699

				1,870,111

	Pharmaceuticals—1.2%
3,000,000	Cardinal Health, Inc. (3 mo. USD LIBOR + 0.77%)(b)	2.895	06/15/2022	3,001,003
839,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(b)	2.777	03/09/2021	847,057

				3,848,060

	Pipelines—3.0%
3,250,000	Energy Transfer Partners LP, Series A	6.250	02/15/2166	3,109,208
3,000,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	2,928,097
2,000,000	Plains All American Pipeline LP, Series B	6.125	11/15/2165	1,952,500
1,550,000	TransCanada Pipelines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(b)	4.049	05/15/2067	1,497,688

				9,487,493

	Retail—0.6%
600,000	Alimentation Couche-Tard, Inc. (Canada) (3 mo. USD LIBOR + 0.50%)(a)(b)	2.589	12/13/2019	600,844
673,000	Dollar Tree, Inc. (3 mo. USD LIBOR + 0.70%)(b)	3.055	04/17/2020	675,024
500,000	Dollar Tree, Inc.	5.750	03/01/2023	521,725

				1,797,593

	Semiconductors—0.5%
1,500,000	Qualcomm, Inc. (3 mo. USD LIBOR + 0.73%)(b)	3.089	01/30/2023	1,499,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Telecommunications—1.6%
$2,669,000	AT&T, Inc. (3 mo. USD LIBOR + 0.89%)(a)(b)	2.723%	02/15/2023	$2,698,157
2,250,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.00%)(b)	3.145	03/16/2022	2,299,288

				4,997,445

	Total Corporate Bonds and Notes (Cost $119,090,469)			119,230,905

	U.S. Agency Mortgage Credit Risk Transfer—19.8%(b)
	Structured Agency Credit Risk (STACR)—18.1%(c)
2,460,823	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-DNA2 (1 mo. USD LIBOR + 1.20%)	3.097	10/25/2029	2,489,280
1,457,242	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-HQA1 (1 mo. USD LIBOR + 1.20%)	3.097	08/25/2029	1,468,103
1,927,048	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN1 (1 mo. USD LIBOR + 2.20%)	4.097	02/25/2024	1,983,178
1,100,313	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN2 (1 mo. USD LIBOR + 1.65%)	3.547	04/25/2024	1,116,074
538,454	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1 (1 mo. USD LIBOR + 2.50%)	4.397	08/25/2024	541,864
7,147,953	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2 (1 mo. USD LIBOR + 2.20%)	4.097	09/25/2024	7,378,246
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA1 (1 mo. USD LIBOR + 1.85%)	3.747	10/25/2027	3,061,739
1,164,045	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1 (1 mo. USD LIBOR + 2.20%)	4.097	03/25/2025	1,172,056
4,415,314	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2 (1 mo. USD LIBOR + 1.95%)	3.847	05/25/2025	4,539,628
4,976,594	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1 (1 mo. USD LIBOR + 2.65%)	4.547	03/25/2028	5,074,183
6,247,960	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2 (1 mo. USD LIBOR + 2.80%)	4.697	05/25/2028	6,427,848
4,123,362	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1 (1 mo. USD LIBOR + 2.90%)	4.797	07/25/2028	4,233,748
1,910,274	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1 (1 mo. USD LIBOR + 2.75%)	4.647	09/25/2028	1,954,805
2,896,161	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA2 (1 mo. USD LIBOR + 2.25%)	4.147	11/25/2028	2,965,930
2,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3 (1 mo. USD LIBOR + 1.35%)	3.247	03/25/2029	2,536,332
6,630,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4 (1 mo. USD LIBOR + 1.30%)	3.197	04/25/2029	6,733,124
2,040,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1 (1 mo. USD LIBOR + 3.80%)	5.697	03/25/2025	2,197,257

				55,873,395

	Connecticut Avenue Securities (CAS)—1.7%(d)
75,347	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C01 (1 mo. USD LIBOR + 2.10%)	3.997	08/25/2028	75,584
1,580,803	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C03 (1 mo. USD LIBOR + 2.20%)	4.097	10/25/2028	1,590,803
460,981	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C05 (1 mo. USD LIBOR + 1.35%)	3.247	01/25/2029	463,090
3,296,729	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02 (1 mo. USD LIBOR + 1.15%)	3.047	09/25/2029	3,316,816

				5,446,293

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $61,366,777)			61,319,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities—12.7%(b)
	Collateralized Mortgage Obligations—7.1%
$463,919	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class JF, Series 2012-4091 (1 mo. USD LIBOR + 0.50%)	2.397%	06/15/2041	$468,535
2,091,156	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2016-4547 (1 mo. USD LIBOR + 0.45%)	2.114	09/15/2040	2,094,325
2,418,830	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683 (1 mo. USD LIBOR + 0.35%)	2.014	09/15/2038	2,424,149
2,671,636	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2018-4770 (1 mo. USD LIBOR + 0.32%)	1.984	08/15/2043	2,672,401
6,646,477	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330 (1 mo. USD LIBOR + 0.35%)	2.014	10/15/2037	6,654,082
2,016,936	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350 (1 mo. USD LIBOR + 0.35%)	2.014	09/15/2040	2,015,492
906,572	Federal National Mortgage Association (FNMA) REMICs, Class FM, Series 2017-100 (1 mo. USD LIBOR + 0.32%)	1.984	12/25/2047	906,569
219,414	Federal National Mortgage Association (FNMA), REMICs, Class FJ, Series 2011-127 (1 mo. USD LIBOR + 0.35%)	2.247	09/25/2041	219,368
2,895,992	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92 (1 mo. USD LIBOR + 0.32%)	1.984	01/25/2045	2,888,465
568,339	Federal National Mortgage Association (FNMA), REMICs, Class FL, Series 2016-25 (1 mo. USD LIBOR + 0.50%)	2.397	05/25/2046	574,378
982,295	Federal National Mortgage Association (FNMA), REMICs, Class AF, Series 2017-68 (1 mo. USD LIBOR + 0.30%)	1.964	09/25/2047	982,168

				21,899,932

	Federal Home Loan Mortgage Corp. (FHLMC)—2.8%
540,798	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.56%)	3.532	06/01/2037	560,273
1,186,920	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)	3.553	11/01/2038	1,243,163
1,106,562	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)	3.574	03/01/2043	1,151,057
1,479,495	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.62%)	2.628	03/01/2046	1,475,193
1,954,906	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.64%)	3.244	09/01/2047	1,951,905
2,208,938	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.63%)	2.533	12/01/2047	2,189,064

				8,570,655

	Federal National Mortgage Corp. (FNMA)—2.2%
62,806	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.64%)	3.515	02/01/2035	62,982
2,150,832	Federal National Mortgage Association (FNMA) (1-Year Treasury Constant Maturity + 2.36%)	3.560	07/01/2035	2,280,461
200,854	Federal National Mortgage Association (FNMA) (6 mo. USD LIBOR + 1.57%)	3.178	07/01/2035	208,489
847,842	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.79%)	3.541	10/01/2036	891,716
533,493	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.73%)	3.851	03/01/2037	558,470
766,217	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.61%)	3.563	11/01/2037	797,214
896,927	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.60%)	2.810	06/01/2047	890,783
1,243,170	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.60%)	2.601	08/01/2047	1,236,121

				6,926,236

	Government National Mortgage Association—0.6%
1,949,418	Government National Mortgage Association (GNMA) (1-Year Treasury Constant Maturity + 1.50%)	2.500	10/20/2047	1,925,807

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $39,567,488)			39,322,630

	Commercial Mortgage-Backed Securities— 12.5%(a)(b)
2,000,000	BBCMS Mortgage Trust, Class A, Series 2017-GLKS (1 mo. USD LIBOR + 0.80%)	2.697	11/15/2034	2,001,996
1,500,000	BX Commercial Mortgage Trust 2018-BIOA, Class C, Series 2018-BIOA (1 mo. USD LIBOR + 1.12%)	3.018	03/15/2037	1,494,848
3,000,000	BX Trust, Class B, Series 2017-SLCT (1 mo. USD LIBOR + 1.20%)	3.097	07/15/2034	3,008,914
3,500,000	BX Trust 2018-MCSF, Class A, Series 2018-MCSF (1 mo. USD LIBOR + 0.58%)	2.477	04/15/2035	3,493,508
1,350,000	CGDBB Commercial Mortgage Trust, Class A, Series 2017-BIOC (1 mo. USD LIBOR + 0.79%)	2.687	07/15/2032	1,356,400
2,750,000	CGDBB Commercial Mortgage Trust, Class B, Series 2017-BIOC (1 mo. USD LIBOR + 0.97%)	2.867	07/15/2032	2,765,607
2,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)	2.697	06/11/2032	2,003,781
3,400,000	Cold Storage Trust, Class A, Series 2017-ICE3 (1 mo. USD LIBOR + 1.00%)	2.897	04/15/2036	3,418,213
2,000,000	Commercial Mortgage Trust, Class B, Series 2014-FL5 (1 mo. USD LIBOR + 2.15%)	4.047	10/15/2031	1,992,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Commercial Mortgage-Backed Securities (continued)
$800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT (1 mo. USD LIBOR + 1.18%)	3.075%	05/08/2030	$802,770
500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT (1 mo. USD LIBOR + 1.35%)	3.245	05/08/2030	501,745
3,000,000	Morgan Stanley Capital I Inc., Class A, Series 2017-JWDR (1 mo. USD LIBOR + 0.85%)	2.747	11/15/2034	3,006,787
1,000,000	Morgan Stanley Capital I Trust, Class B, Series 2017-CLS (1 mo. USD LIBOR + 0.85%)	2.747	11/15/2034	1,001,633
2,444,928	Motel 6 Trust, Class A, Series 2017-MTL6 (1 mo. USD LIBOR + 0.92%)	2.817	08/15/2034	2,453,760
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS (1 mo. USD LIBOR + 1.25%)	3.147	06/15/2033	1,004,431
1,000,000	Stonemont Portfolio Trust, Class A, Series 2017-MONT (1 mo. USD LIBOR + 0.85%)	2.747	08/20/2030	1,004,339
1,500,000	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL (1 mo. USD LIBOR + 0.75%)	2.647	11/11/2034	1,504,628
1,500,000	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Class AFL, Series 2012-C7 (1 mo. USD LIBOR + 1.20%)	3.096	06/15/2045	1,533,542
1,500,000	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Class AFL, Series 2012-C8 (1 mo. USD LIBOR + 1.00%)	2.896	08/15/2045	1,526,396
3,000,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2018-BXI (1 mo. USD LIBOR + 0.73%)	2.628	12/15/2036	3,001,302

	Total Commercial Mortgage-Backed Securities (Cost $38,733,183)			38,877,503

	U.S. Treasury Securities— 10.9%
9,500,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.892	10/31/2019	9,507,468
5,900,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.00%)(b)	1.844	01/31/2020	5,900,123
2,200,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.018	07/31/2018	2,201,253
5,425,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	1.979	01/31/2019	5,433,192
8,900,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(b)	1.909	04/30/2019	8,911,344
1,300,000	U.S. Treasury Note	1.875	07/31/2022	1,254,754
500,000	U.S. Treasury Note	2.125	07/31/2024	478,623

	Total U.S. Treasury Securities (Cost $33,742,678)			33,686,757

	Asset-Backed Securities— 4.9%(b)
250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2 (1 mo. USD LIBOR + 0.63%)	2.527	02/15/2024	253,130
1,016,897	Edsouth Indenture NO 9 LLC, Class A, Series 2015-1 (1 mo. USD LIBOR + 0.80%)(a)	2.697	10/25/2056	1,020,508
1,876,129	Home Partners of America Trust, Class A, Series 2017-1 (1 mo. USD LIBOR + 0.82%)(a)	2.713	07/17/2034	1,884,598
2,000,000	Invitation Homes Trust, Class C, Series 2017-SFR2 (1 mo. USD LIBOR + 1.45%)(a)	3.346	12/17/2036	2,015,500
1,000,000	Invitation Homes Trust, Class B, Series 2018-SFR1 (1 mo. USD LIBOR + 0.95%)(a)	2.846	03/17/2037	1,001,975
2,000,000	Invitation Homes Trust, Class B, Series 2018-SFR2 (1 mo. USD LIBOR + 1.08%)(a)	2.976	06/17/2037	2,007,918
1,426,254	PHEAA Srudent Loan Trust, Class A2, Series 2009-2 (3 mo. USD LIBOR + 1.10%)	3.460	01/25/2028	1,441,786
5,505,538	PHEAA Student Loan Trust, Class A, Series 2016-1A (1 mo. USD LIBOR + 1.15%)(a)	3.047	09/25/2065	5,576,424

	Total Asset-Backed Securities (Cost $15,189,080)			15,201,839

	Collateralized Mortgage Obligations— 0.9%
490,920	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2(e)	3.877	02/25/2035	496,004
541,984	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7(e)	3.707	10/25/2033	547,704
401,712	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8(e)	3.763	01/25/2034	406,137
370,067	Merrill Lynch Mortgage Investors Trust, Class A1, Series 2003-F (1 mo. USD LIBOR + 0.64%)(b)	2.537	10/25/2028	367,207
151,623	Merrill Lynch Mortgage Investors Trust, Class A5, Series 2005-A2(e)	3.549	02/25/2035	156,806
253,771	Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-16	3.734	11/25/2034	252,994
202,909	WAMU Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3(e)	3.485	06/25/2034	207,805
367,733	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12(e)	3.800	05/25/2035	376,039

	Total Collateralized Mortgage Obligations (Cost $2,796,780)			2,810,696

Number of Shares
	Money Market Fund—0.3%
1,002,238	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(f) (Cost $1,002,238)			1,002,238

	Total Investments in Securities (Cost $311,488,693)— 100.4%			311,452,256
	Other assets less liabilities—(0.4)%			(1,268,352)

	Net Assets—100.0%			$310,183,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Variable Rate Investment Grade ETF (VRIG) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

GMTN—Global Medium-Term Note

LIBOR—London Interbank Offered Rate

MTN – Medium-Term Note

STRIPS—Separately Traded Registered Interest and Principal Securities

REMICs—Real Estate Mortgage Investment Conduits

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $74,249,181, which represented 23.94% of the Fund’s Net Assets.
(b)	Variable rate coupon. Stated interest rate was in effect at April 30, 2018.
(c)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(d)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect April 30, 2018.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Assets:
Unaffiliated investments in securities, at value	$23,078,983	$—	$—	$—
Affiliated investments in securities, at value(a)	7,872	1,443,995	1,439,008	1,474,284
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	—	—
Unrealized appreciation on futures contracts	—	—	—	—
Deposits with brokers:
Cash collateral—exchange-traded futures contracts	—	—	—	—
Cash	—	—	—	—
Receivables:
Dividends and interest	5,219	—	—	—
Investments sold	—	—	—	—
Foreign tax reclaims	—	—	—	—
Securities lending	—	334	1,076	318
Shares sold	—	—	—	—

Total Assets	23,092,074	1,444,329	1,440,084	1,474,602

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	—	—
Unrealized depreciation on futures contracts	—	—	—	—
Due to custodian	—	1,401	2,039	726
Payables:
Investments purchased	—	—	—	—
Collateral upon return of securities loaned	—	108,585	172,230	101,938
Accrued unitary management fees	6,561	55	52	56

Total Liabilities	6,561	110,041	174,321	102,720

Net Assets	$23,085,513	$1,334,288	$1,265,763	$1,371,882

Net Assets Consist of:
Shares of beneficial interest	$22,669,944	$1,250,012	$1,250,012	$1,250,013
Undistributed net investment income	232,209	5,084	6,545	4,139
Undistributed net realized gain (loss)	(544,609)	6,348	(3,837)	8,419
Net unrealized appreciation (depreciation)	727,969	72,844	13,043	109,311

Net Assets	$23,085,513	$1,334,288	$1,265,763	$1,371,882

Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	100,001	100,001	100,001
Net asset value	$76.95	$13.34	$12.66	$13.72

Market price	$76.95	$13.35	$12.69	$13.78

Unaffiliated investments in securities, at cost	$22,351,014	$—	$—	$—

Affiliated investments in securities, at cost	$7,872	$1,371,151	$1,425,965	$1,364,973

(a) Includes securities on loan with an aggregate value of:	$—	$104,410	$166,716	$99,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Moderately Conservative Multi- Asset Allocation ETF (PSMM)	Invesco Multi-Strategy Alternative ETF (LALT)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Variable Rate Investment Grade ETF (VRIG)

$—	$1,809,649	$25,614,965	$310,450,018
1,375,237	2,228,450	13,326	1,002,238

—	41,218	—	—
—	69,904	904	—

—	328,301	2,583,208	—
—	10,696	—	—

—	4,629	21,909	933,145
—	—	—	222,366
—	—	—	5,084
131	—	—	—
—	—	—	3,767,348

1,375,368	4,492,847	28,234,312	316,380,199

—	49,941	—	—
—	4,121	11,588	—
1,065	—	24,539	41,610

—	—	1,901,557	6,082,277
76,422	—	—	—
53	3,205	7,422	72,408

77,540	57,267	1,945,106	6,196,295

$1,297,828	$4,435,580	$26,289,206	$310,183,904

$1,250,013	$5,784,235	$103,728,706	$310,539,741
5,171	27,016	38,148	(221,402)
1,557	(1,481,435)	(77,073,639)	(97,998)
41,087	105,764	(404,009)	(36,437)

$1,297,828	$4,435,580	$26,289,206	$310,183,904

100,001	200,000	950,000	12,350,001
$12.98	$22.18	$27.67	$25.12

$13.00	$22.11	$27.72	$25.14

$—	$1,760,945	$26,006,942	$310,486,455

$1,334,150	$2,228,450	$14,674	$1,002,238

$74,406	$—	$—	$—

25

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Investment Income:
Unaffiliated dividend income	$443,300	$—	$1,931	$—
Affiliated dividend income	34	14,967	16,027	13,708
Unaffiliated interest income	—	—	—	—
Securities lending income	—	1,767	3,077	956
Foreign withholding tax	—	—	—	—

Total Income	443,334	16,734	21,035	14,664

Expenses:
Unitary management fees	86,558	334	318	342

Less: Waivers	(5)	(1)	(1)	—

Net Expenses	86,553	333	317	342

Net Investment Income	356,781	16,401	20,718	14,322

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(747,555)	—	(1,434)	—
Affiliated investment securities	—	6,373	(2,389)	8,438
Unaffiliated in-kind redemptions	406,878	—	—	—
Foreign currencies	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Futures contracts	—	—	—	—

Net realized gain (loss)	(340,677)	6,373	(3,823)	8,438

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(988,340)	—	(395)	—
Affiliated investment securities	—	53	(16,218)	12,906
Forward foreign currency contracts	—	—	—	—
Futures contracts	—	—	—	—

Net change in unrealized appreciation (depreciation)	(988,340)	53	(16,613)	12,906

Net realized and unrealized gain (loss)	(1,329,017)	6,426	(20,436)	21,344

Net increase (decrease) in net assets resulting from operations	$(972,236)	$22,827	$282	$35,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Moderately Conservative Multi- Asset Allocation ETF (PSMM)	Invesco Multi-Strategy Alternative ETF (LALT)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Variable Rate Investment Grade ETF (VRIG)

$989	$18,142	$189,810	$—
15,826	14,965	15,928	17,584
—	—	—	3,022,117
691	—	—	—
—	(233)	(40)	(632)

17,506	32,874	205,698	3,039,069

325	20,369	46,191	342,140

—	(1,588)	(1,923)	(2,224)

325	18,781	44,268	339,916

17,181	14,093	161,430	2,699,153

(734)	33,213	3,313,811	26,631
2,310	—	—	—
—	—	590,252	36,718
—	(1,214)	—	—
—	(16,598)	—	—
—	14,570	375,515	—

1,576	29,971	4,279,578	63,349

(203)	63,698	(3,737,257)	(639,085)
(10,967)	—	(3,137)	—
—	4,201	—	—
—	136,777	104,300	—

(11,170)	204,676	(3,636,094)	(639,085)

(9,594)	234,647	643,484	(575,736)

$7,587	$248,740	$804,914	$2,123,417

27

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)		Invesco Balanced Multi-Asset Allocation ETF (PSMB)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017(a)
Operations:
Net investment income	$356,781	$259,438	$16,401	$18,400
Net realized gain (loss)	(340,677)	855,798	6,373	2,900
Net change in unrealized appreciation (depreciation)	(988,340)	1,004,149	53	72,791

Net increase (decrease) in net assets resulting from operations	(972,236)	2,119,385	22,827	94,091

Distributions to Shareholders from:
Net investment income	(124,572)	(590,499)	(17,406)	(12,311)
Net realized gains	—	—	(2,925)	—

Total distributions to shareholders	(124,572)	(590,499)	(20,331)	(12,311)

Shareholder Transactions:
Proceeds from shares sold	4,072,781	—	—	1,250,012
Value of shares repurchased	(3,910,636)	(3,958,241)	—	—

Net increase (decrease) in net assets resulting from shares transactions	162,145	(3,958,241)	—	1,250,012

Increase (Decrease) in Net Assets	(934,663)	(2,429,355)	2,496	1,331,792

Net Assets:
Beginning of period	24,020,176	26,449,531	1,331,792	—

End of period	$23,085,513	$24,020,176	$1,334,288	$1,331,792

Undistributed net investment income at end of period	$232,209	$—	$5,084	$6,089

Changes in Shares Outstanding:
Shares sold	50,000	—	—	100,001
Shares repurchased	(50,000)	(50,000)	—	—
Shares outstanding, beginning of period	300,000	350,000	100,001	—

Shares outstanding, end of period	300,000	300,000	100,001	100,001

(a)	For the period February 21, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)		Invesco Multi-Strategy Alternative ETF (LALT)
April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017

$20,718	$20,616	$14,322	$16,911	$17,181	$19,660	$14,093	$21,224
(3,823)	1,755	8,438	2,904	1,576	2,501	29,971	(354,852)
(16,613)	29,656	12,906	96,405	(11,170)	52,257	204,676	(88,998)

282	52,027	35,666	116,220	7,587	74,418	248,740	(422,626)

(19,750)	(15,039)	(16,386)	(10,708)	(17,656)	(14,014)	(19,198)	(103,497)
(1,769)	—	(2,923)	—	(2,520)	—	—	—

(21,519)	(15,039)	(19,309)	(10,708)	(20,176)	(14,014)	(19,198)	(103,497)

—	1,250,012	—	1,250,013	—	1,250,013	—	—
—	—	—	—	—	—	—	(2,190,346)

—	1,250,012	—	1,250,013	—	1,250,013	—	(2,190,346)

(21,237)	1,287,000	16,357	1,355,525	(12,589)	1,310,417	229,542	(2,716,469)

1,287,000	—	1,355,525	—	1,310,417	—	4,206,038	6,922,507

$1,265,763	$1,287,000	$1,371,882	$1,355,525	$1,297,828	$1,310,417	$4,435,580	$4,206,038

$6,545	$5,577	$4,139	$6,203	$5,171	$5,646	$27,016	$32,121

—	100,001	—	100,001	—	100,001	—	—
—	—	—	—	—	—	—	(100,000)
100,001	—	100,001	—	100,001	—	200,000	300,000

100,001	100,001	100,001	100,001	100,001	100,001	200,000	200,000

29

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Variable Rate Investment Grade ETF (VRIG)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$161,430	$1,100,004	$2,699,153	$1,372,483
Net realized gain	4,279,578	7,763,740	63,349	53,310
Net change in unrealized appreciation (depreciation)	(3,636,094)	1,736,826	(639,085)	623,287

Net increase in net assets resulting from operations	804,914	10,600,570	2,123,417	2,049,080

Distributions to Shareholders from:
Net investment income	(254,275)	(1,490,388)	(2,920,555)	(1,574,248)
Return of capital	—	—	—	(16,962)

Total distributions to shareholders	(254,275)	(1,490,388)	(2,920,555)	(1,591,210)

Shareholder Transactions:
Proceeds from shares sold	4,414,557	—	177,433,460	83,133,772
Value of shares repurchased	(2,681,981)	(91,677,862)	—	—

Net increase (decrease) in net assets resulting from shares transactions	1,732,576	(91,677,862)	177,433,460	83,133,772

Increase (Decrease) in Net Assets	2,283,215	(82,567,680)	176,636,322	83,591,642

Net Assets:
Beginning of period	24,005,991	106,573,671	133,547,582	49,955,940

End of period	$26,289,206	$24,005,991	$310,183,904	$133,547,582

Undistributed net investment income at end of period	$38,148	$130,993	$(221,402)	$—

Changes in Shares Outstanding:
Shares sold	150,000	—	7,050,000	3,300,000
Shares repurchased	(100,000)	(3,650,000)	—	—
Shares outstanding, beginning of period	900,000	4,550,000	5,300,001	2,000,001

Shares outstanding, end of period	950,000	900,000	12,350,001	5,300,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$80.07		$75.57	$73.43	$70.66	$60.33	$55.99
Net investment income(a)	1.17		0.75	1.73	1.51	0.92	0.93
Net realized and unrealized gain (loss) on investments	(3.98)		5.44	3.04	2.51	10.33	4.20
Total from investment operations	(2.81)		6.19	4.77	4.02	11.25	5.13
Distributions to shareholders from:
Net investment income	(0.31)		(1.69)	(1.80)	(1.25)	(0.92)	(0.79)
Net realized gains	—		—	(0.83)	—	—	—
Total distributions	(0.31)		(1.69)	(2.63)	(1.25)	(0.92)	(0.79)
Net asset value at end of period	$76.95		$80.07	$75.57	$73.43	$70.66	$60.33
Market price at end of period(b)	$76.95		$80.04	$75.55	$73.49	$70.63	$60.35
Net Asset Value Total Return(c)	(3.39)%		8.37%	6.65%	5.72%	18.95%	9.23%
Market Price Total Return(c)	(3.35)%		8.36%	6.53%	5.85%	18.86%	9.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,086		$24,020	$26,450	$55,069	$42,396	$33,180
Ratio to average net assets of:
Expenses	0.73	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.00	%(d)	0.97%	2.34%	2.09%	1.46%	1.56%
Portfolio turnover rate(e)	60%		134%	192%	199%	169%	131%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.32		$12.50
Net investment income(b)	0.16		0.18
Net realized and unrealized gain on investments	0.06		0.76
Total from investment operations	0.22		0.94
Distributions to shareholders from:
Net investment income	(0.17)		(0.12)
Net realized gains	(0.03)		—
Total distributions	(0.20)		(0.12)
Net asset value at end of period	$13.34		$13.32
Market price at end of period(c)	$13.35		$13.33
Net Asset Value Total Return(d)	1.67%		7.57	%(e)
Market Price Total Return(d)	1.66%		7.65	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,334		$1,332
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05	%(g)
Net investment income	2.46	%(g)	2.08	%(g)
Portfolio turnover rate(h)	26%		6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.74%. The market price total return from Fund Inception to October 31, 2017 was 7.65%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$12.87		$12.50
Net investment income(b)	0.21		0.21
Net realized and unrealized gain (loss) on investments	(0.20)		0.31
Total from investment operations	0.01		0.52
Distributions to shareholders from:
Net investment income	(0.20)		(0.15)
Net realized gains	(0.02)		—
Total distributions	(0.22)		(0.15)
Net asset value at end of period	$12.66		$12.87
Market price at end of period(c)	$12.69		$12.88
Net Asset Value Total Return(d)	0.03%		4.18	%(e)
Market Price Total Return(d)	0.19%		4.26	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,266		$1,287
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05	%(g)
Net investment income	3.26	%(g)	2.36	%(g)
Portfolio turnover rate(h)	36%		4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.26%. The market price total return from Fund Inception to October 31, 2017 was 4.17%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.56		$12.50
Net investment income(b)	0.14		0.17
Net realized and unrealized gain on investments	0.21		1.00
Total from investment operations	0.35		1.17
Distributions to shareholders from:
Net investment income	(0.16)		(0.11)
Net realized gains	(0.03)		—
Total distributions	(0.19)		(0.11)
Net asset value at end of period	$13.72		$13.56
Market price at end of period(c)	$13.78		$13.59
Net Asset Value Total Return(d)	2.60%		9.36	%(e)
Market Price Total Return(d)	2.82%		9.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,372		$1,356
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05	%(g)
Net investment income	2.10	%(g)	1.90	%(g)
Portfolio turnover rate(h)	20%		6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 9.54%. The market price total return from Fund Inception to October 31, 2017 was 9.69%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period February 21, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.10		$12.50
Net investment income(b)	0.17		0.20
Net realized and unrealized gain (loss) on investments	(0.08)		0.54
Total from investment operations	0.09		0.74
Distributions to shareholders from:
Net investment income	(0.18)		(0.14)
Net realized gains	(0.03)		—
Total distributions	(0.21)		(0.14)
Net asset value at end of period	$12.98		$13.10
Market price at end of period(c)	$13.00		$13.12
Net Asset Value Total Return(d)	0.61%		5.94	%(e)
Market Price Total Return(d)	0.61%		6.10	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,298		$1,310
Ratio to average net assets of:
Expenses(f)	0.05	%(g)	0.05	%(g)
Net investment income	2.64	%(g)	2.23	%(g)
Portfolio turnover rate(h)	28%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 6.03%. The market price total return from Fund Inception to October 31, 2017 was 6.02%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

Invesco Multi-Strategy Alternative ETF (LALT)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			For the Period May 27, 2014(a) Through October 31, 2014
			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$21.03		$23.08	$22.59	$24.60	$25.00
Net investment income (loss)(b)	0.07		0.08	0.03	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.18		(1.79)	0.46	(1.97)	(0.41)
Total from investment operations	1.25		(1.71)	0.49	(2.01)	(0.40)
Distributions to shareholders from:
Net investment income	(0.10)		(0.34)	—	—	—
Net asset value at end of period	$22.18		$21.03	$23.08	$22.59	$24.60
Market price at end of period(c)	$22.11		$21.05	$23.05	$22.60	$24.55
Net Asset Value Total Return(d)	5.94%		(7.50)%	2.17%	(8.17)%	(1.60	)%(e)
Market Price Total Return(d)	5.51%		(7.29)%	1.99%	(7.94)%	(1.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,436		$4,206	$6,923	$15,812	$22,140
Ratio to average net assets of:
Expenses, after Waivers(f)	0.88	%(g)	0.87%	0.89%	0.93%	0.90	%(g)
Expenses, prior to Waivers(f)	0.95	%(g)	0.95%	0.95%	0.95%	0.95	%(g)
Net investment income (loss), after Waivers	0.66	%(g)	0.37%	0.14%	(0.15)%	0.08	%(g)
Portfolio turnover rate(h)	84%		169%	163%	154%	63%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 29, 2014, the first day of trading on the exchange) to October 31, 2014 was (1.64)%. The market price total return from Fund Inception to October 31, 2014 was (1.92)%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,								For the Period December 4, 2012(a) Through October 31, 2013
			2017		2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$26.67		$23.42		$24.89		$29.50		$27.15		$25.00
Net investment income(b)	0.19		0.40		0.37		0.33		0.33		0.33
Net realized and unrealized gain (loss) on investments	1.12		3.37		(1.37)		(3.39)		2.49		2.04
Total from investment operations	1.31		3.77		(1.00)		(3.06)		2.82		2.37
Distributions to shareholders from:
Net investment income	(0.31)		(0.52)		(0.47)		(0.32)		(0.47)		(0.22)
Net realized gains	—		—		—		(1.23)		—		—
Total distributions	(0.31)		(0.52)		(0.47)		(1.55)		(0.47)		(0.22)
Net asset value at end of period	$27.67		$26.67		$23.42		$24.89		$29.50		$27.15
Market price at end of period(c)	$27.72		$26.68		$23.45		$24.92		$29.49		$27.23
Net Asset Value Total Return(d)	4.91%		16.27%		(4.10)%		(10.83)%		10.50%		9.51	%(e)
Market Price Total Return(d)	5.06%		16.16%		(4.09)%		(10.69)%		10.14%		9.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,289		$24,006		$106,574		$416,981		$529,465		$89,582
Ratio to average net assets of:
Expenses, after Waivers	0.37	%(f)(g)	0.39	%(f)	0.37	%(f)	0.35	%(f)	0.36	%(f)	0.38	%(g)
Expenses, prior to Waivers	0.39	%(f)(g)	0.39	%(f)	0.39	%(f)	0.39	%(f)	0.39	%(f)	0.39	%(g)
Net investment income, after Waivers	1.36	%(g)	1.59%		1.52%		1.23%		1.16%		1.37	%(g)
Portfolio turnover rate(h)	429%		54%		373%		478%		58%		99%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2012, the first day of trading on the exchange) to October 31, 2013 was 8.99%. The market price total return from Fund Inception to October 31, 2013 was 9.26%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	For the Period September 20, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$25.20		$24.98	$25.00
Net investment income(b)	0.31		0.50	0.06
Net realized and unrealized gain (loss) on investments	(0.08)		0.29	(0.03)
Total from investment operations	0.23		0.79	0.03
Distributions to shareholders from:
Net investment income	(0.31)		(0.56)	(0.05)
Return of capital	—		(0.01)	(0.00	)(c)
Total distributions	(0.31)		(0.57)	(0.05)
Net asset value at end of period	$25.12		$25.20	$24.98
Market price at end of period(d)	$25.14		$25.22	$25.04
Net Asset Value Total Return(e)	0.92%		3.21%	0.14	%(f)
Market Price Total Return(e)	0.92%		3.04%	0.38	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$310,184		$133,548	$49,956
Ratio to average net assets of:
Expenses	0.30	%(g)	0.30%	0.30	%(g)
Net investment income	2.52	%(g)	1.98%	2.03	%(g)
Portfolio turnover rate(h)	10%		23%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 22, 2016, the first day of trading on the exchange) to October 31, 2016 was 0.18%. The market price total return from Fund Inception to October 31, 2016 was 0.22%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), formerly PowerShares Actively Managed Exchange-Traded Fund Trust, was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”
Invesco Balanced Multi-Asset Allocation ETF (PSMB)	“Balanced Multi-Asset Allocation ETF”
Invesco Conservative Multi-Asset Allocation ETF (PSMC)	“Conservative Multi-Asset Allocation ETF”
Invesco Growth Multi-Asset Allocation ETF (PSMG)	“Growth Multi-Asset Allocation ETF”
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	“Moderately Conservative Multi-Asset Allocation ETF”
Invesco Multi-Strategy Alternative ETF (LALT)	“Multi-Strategy Alternative ETF”
Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”
Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Multi-Strategy Alternative ETF	The NASDAQ Stock Market LLC
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The NASDAQ Stock Market LLC

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for Multi-Strategy Alternative ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, or its affiliates, or other unaffiliated advisers. Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

The investment objective for Active U.S. Real Estate ETF is to seek to achieve high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation ETF is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation ETF is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation ETF is to seek to provide long-term capital appreciation. The investment objective for Moderately Conservative Multi-Asset Allocation ETF is to seek to provide current income and some capital appreciation. The investment objective for Multi-Strategy Alternative ETF is to seek a positive total return that has a low correlation to the broader securities markets. The investment objective for S&P 500® Downside Hedged ETF is to achieve positive total

39

returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective for Variable Rate Investment Grade ETF is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

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Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund (except Variable Rate Investment Grade ETF) holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

REIT Risk. For Active U.S. Real Estate ETF, although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Non-Diversified Fund Risk. Because each Fund (except Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), Multi-Strategy Alternative ETF currently effects creations and redemptions principally for cash and S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF currently effect creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of each of these Funds’ investments. As such, investments in each Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Portfolio Turnover Risk. Each of the Active U.S. Real Estate ETF, Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF may engage in frequent and active trading of its portfolio securities, resulting in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) may increase a Fund’s transaction costs and may generate a greater amount of taxable capital gain distributions to a Fund’s shareholders.

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Derivatives Risk. Derivatives involve risks different from, or possibly greater than, risks associated with other types of investments. Derivatives may be harder to value and may also be less tax efficient. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case a Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company as well as regulatory changes.

VIX Index Risk. For Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of each Fund’s Shares. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

Tax Risk. Multi-Strategy Alternative ETF may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and VIX Index futures contracts. S&P 500® Downside Hedged ETF will gain most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Index futures (“S&P 500 Futures”)). To qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Funds must meet a qualifying income test each taxable year. The S&P 500® Downside Hedged ETF has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. Multi-Strategy Alternative ETF received an opinion of its counsel (which is not binding on the IRS or courts) stating that such income should be qualifying for purposes of that test. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to shareholders of the Funds. If the IRS were to determine that the income that the Funds derive from futures did not constitute qualifying income, the Funds likely would be required to reduce their exposure to such investments in order to maintain qualification as a RIC, which may result in difficulty in implementing their investment strategies.

Risk of Investing in Investment Companies. Because Multi-Strategy Alternative ETF may invest in other investment companies generally and S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF may invest in other ETFs specifically, each Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Each Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Commodity Pool Risk. Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF invest in futures contracts, which cause each to be deemed to be a commodity pool, thereby subjecting each Fund to regulation under the Commodity Exchange Act and rules of the Commodity Futures Trading Commission (“CFTC”). The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and the Funds will be operated in accordance with CFTC rules. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of these Funds. Registration as a commodity pool may have negative effects on the ability of each of these Funds to engage in their respective planned investment program.

Agency Debt Risk. Variable Rate Investment Grade ETF invests in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Call Risk. For Variable Rate Investment Grade ETF, call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund can lose money.

Credit Risk. The issuer of instruments in which Variable Rate Investment Grade ETF invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and

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possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Fund of Funds Risk. Because Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those Underlying Funds. An investment in each Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Funds invest may be out of favor and underperform other segments. Each Fund indirectly pays a proportional share of the expense of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already pays to the Adviser.

Portfolio Size Risk. Under normal market conditions, each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF typically will hold a small number of positions (approximately 10-20 Underlying Funds). To the extent that a significant portion of a Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one Underlying Fund may have a greater impact on such Fund’s NAV than it would if the Fund held a greater number of constituents.

Interest Rate Risk. For Variable Rate Investment Grade ETF, interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of variable rate instruments that have an average duration of one year or less.

Liquidity Risk. Variable Rate Investment Grade ETF may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in securities that are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when the Fund’s operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Mortgage- and Asset-Backed Securities Risk. Variable Rate Investment Grade ETF may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

U.S. Government Obligations Risk. For Variable Rate Investment Grade ETF, obligations of U.S. Government agencies and authorities generally are not backed by the full faith and credit of the U.S. Government, and no assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Multi-Strategy Alternative ETF and Variable Rate Investment Grade ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on ex-dividend date. Multi-Strategy Alternative ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Variable Rate Investment Grade ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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I. Securities Lending

During the six-month period ended April 30, 2018, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

J. Commercial Mortgage-Backed Securities

Variable Rate Investment Grade ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (the “CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

K. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

L. Forward Foreign Currency Contracts

Multi-Strategy Alternative ETF engages in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

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The Fund also enters into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund sets aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

M. Futures Contracts

Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF entered into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

N. Structured Securities

Multi-Strategy Alternative ETF and S&P 500® Downside Hedged ETF may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

46

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active U.S. Real Estate ETF	0.35%*
Balanced Multi-Asset Allocation ETF	0.05%
Conservative Multi-Asset Allocation ETF	0.05%
Growth Multi-Asset Allocation ETF	0.05%
Moderately Conservative Multi-Asset Allocation ETF	0.05%
Multi-Strategy Alternative ETF	0.95%
S&P 500® Downside Hedged ETF	0.39%
Variable Rate Investment Grade ETF	0.30%

*	Prior to April 1, 2018, the unitary management fee was 0.80% of average daily net assets.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each of Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF, Multi-Strategy Alternative ETF and Variable Rate Investment Grade ETF. The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate ETF	$5
Balanced Multi-Asset Allocation ETF	1
Conservative Multi-Asset Allocation ETF	1
Growth Multi-Asset Allocation ETF	—
Moderately Conservative Multi-Asset Allocation ETF	—
Multi-Strategy Alternative ETF	1,588
S&P 500® Downside Hedged ETF	1,923
Variable Rate Investment Grade ETF	2,224

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds.

The table below shows Balanced Multi-Asset Allocation ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

47

Balanced Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$93,436	$13,258	$(1,085)	$(3,626)	$(34)	$101,949	$988
Invesco Emerging Markets Sovereign Debt ETF	53,316	3,499	(2,161)	(3,880)	(147)	50,627	1,116
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	107,186	12,135	(5,600)	1,653	856	116,230	1,330
Invesco FTSE RAFI Emerging Markets ETF	33,020	1,012	(11,198)	830	1,121	24,785	275
Invesco FTSE RAFI US 1000 ETF	192,113	6,177	(26,044)	3,125	1,675	177,046	1,752
Invesco FTSE RAFI US 1500 Small-Mid ETF	59,835	34,034	(2,776)	1,154	192	92,439	299
Invesco Fundamental High Yield® Corporate Bond ETF	66,599	3,056	(17,347)	(1,711)	(450)	50,147	1,369
Invesco Fundamental Investment Grade Corporate Bond ETF	93,304	38,791	(1,108)	(3,331)	(22)	127,634	1,217
Invesco LadderRite 0-5 Year Corporate Bond ETF*	186,377	7,495	(190,168)	727	(4,431)	—	1,910
Invesco Russell Top 200 Pure Growth ETF	132,780	21,753	(14,870)	7,452	3,465	150,580	413
Invesco S&P 500® Low Volatility ETF	127,306	2,607	(33,219)	(2,035)	2,362	97,021	1,309
Invesco S&P Emerging Markets Low Volatility ETF	19,975	4,752	(1,368)	1,152	169	24,680	239
Invesco S&P International Developed Low Volatility ETF	66,480	22,623	(971)	372	34	88,538	1,116
Invesco S&P MidCap Low Volatility ETF	60,115	1,779	(33,844)	(1,717)	1,727	28,060	887
Invesco Senior Loan ETF	39,951	1,338	(15,781)	103	(144)	25,467	747
Invesco Variable Rate Investment Grade ETF	—	180,422	—	(215)	—	180,207	—

Total Investments in Affiliates	$1,331,793	$354,731	$(357,540)	$53	$6,373	$1,335,410	$14,967

*	At April 30, 2018, this security was no longer held.

The table below shows Conservative Multi-Asset Allocation ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

Conservative Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$64,463	$20,827	$(1,348)	$(2,408)	$(19)	$81,515	$672
Invesco Emerging Markets Sovereign Debt ETF	77,219.00	3,931	(1,652)	(5,642)	(72)	73,784	1,594
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	32,353.00	4,109	(2,557)	380	401	34,686	399
Invesco FTSE RAFI US 1000 ETF	89,595.00	3,268	(19,751)	1,007	1,409	75,528	811
Invesco Fundamental High Yield® Corporate Bond ETF	103,042.00	9,010	(470)	(3,274)	(6)	108,302	2,086
Invesco Fundamental Investment Grade Corporate Bond ETF	193,146.00	11,931	(229)	(6,852)	(2)	197,994	2,484
Invesco LadderRite 0-5 Year Corporate Bond ETF*	282,942.00	2,409	(279,847)	1,114	(6,618)	—	2,852
Invesco Preferred ETF	77,089.00	26,314	(1,547)	(3,062)	(47)	98,747	2,151

48

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$—	$91,769	$—	$163	$—	$91,932	$—
Invesco Russell Top 200 Pure Growth ETF	60,813.00	8,308	(7,943)	3,141	1,838	66,157	188
Invesco S&P 500® Low Volatility ETF	55,045.00	473	(8,378)	(498)	657	47,299	565
Invesco S&P International Developed Low Volatility ETF	19,275.00	9,891	(725)	48	87	28,576	326
Invesco Senior Loan ETF	102,953.00	8,059	(1,814)	(32)	(17)	109,149	1,899
Invesco Variable Rate Investment Grade ETF	—	253,412	—	(303)	—	253,109	—

Total Investments in Affiliates	$1,157,935	$453,711	$(326,261)	$(16,218)	$(2,389)	$1,266,778	$16,027

*	At April 30, 2018, this security was no longer held.

The table below shows Growth Multi-Asset Allocation ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

Growth Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$54,360	$22,885	$(637)	$(2,091)	$(22)	$74,495	$579
Invesco Emerging Markets Sovereign Debt ETF	33,915	2,641	(18,282)	(1,569)	(937)	15,768	715
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	156,835	7,759	(12,998)	2,676	992	155,264	1,949
Invesco FTSE RAFI Emerging Markets ETF	47,045	2,121	(10,017)	1,857	1,000	42,006	392
Invesco FTSE RAFI US 1000 ETF	249,563	7,406	(43,342)	3,408	2,772	219,807	2,286
Invesco FTSE RAFI US 1500 Small-Mid ETF	87,978	19,248	(2,902)	2,158	169	106,651	441
Invesco Fundamental Investment Grade Corporate Bond ETF	71,228	14,483	(873)	(2,576)	(26)	82,236	936
Invesco LadderRite 0-5 Year Corporate Bond ETF*	112,015	5,712	(115,480)	440	(2,687)	—	1,154
Invesco Russell Top 200 Pure Growth ETF	170,622	33,998	(17,168)	10,032	4,008	201,492	532
Invesco S&P 500® Low Volatility ETF	161,971	4,877	(40,051)	(2,225)	2,553	127,125	1,677
Invesco S&P Emerging Markets Low Volatility ETF	30,504	8,506	(1,907)	1,807	206	39,116	365
Invesco S&P International Developed Low Volatility ETF	94,710	33,554	(486)	529	15	128,322	1,593
Invesco S&P MidCap Low Volatility ETF	44,175	1,871	(10,272)	(427)	415	35,762	653
Invesco S&P SmallCap Low Volatility ETF	40,644	2,407	(1,098)	(991)	(20)	40,942	436
Invesco Variable Rate Investment Grade ETF	—	103,482	—	(122)	—	103,360	—

Total Investments in Affiliates	$1,355,565	$270,950	$(275,513)	$12,906	$8,438	$1,372,346	$13,708

*	At April 30, 2018, this security was no longer held.

49

The table below shows Moderately Conservative Multi-Asset Allocation ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

Moderately Conservative Multi-Asset Allocation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco 1-30 Laddered Treasury ETF	$91,871	$3,833	$(4,490)	$(3,435)	$(152)	$87,627	$964
Invesco Emerging Markets Sovereign Debt ETF	65,460	14,793	(186)	(4,963)	(1)	75,103	1,360
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	81,689	7,322	(5,551)	1,109	865	85,434	1,010
Invesco FTSE RAFI US 1000 ETF	132,927	4,275	(13,975)	2,426	967	126,620	1,207
Invesco FTSE RAFI US 1500 Small-Mid ETF	39,299	3,417	(2,785)	927	212	41,070	196
Invesco Fundamental High Yield® Corporate Bond ETF	78,638	19,210	(1,032)	(2,522)	(15)	94,279	1,601
Invesco Fundamental Investment Grade Corporate Bond ETF	170,455	6,157	(19,342)	(5,562)	(571)	151,137	2,204
Invesco LadderRite 0-5 Year Corporate Bond ETF*	196,444	4,645	(197,231)	771	(4,629)	—	1,997
Invesco Preferred ETF	52,330	26,276	(1,092)	(2,127)	(36)	75,351	1,469
Invesco PureBetaSM 0-5 Yr US TIPS ETF	—	69,515	—	124	—	69,639	—
Invesco Russell Top 200 Pure Growth ETF	92,371	20,216	(11,478)	4,903	2,668	108,680	286
Invesco S&P 500® Low Volatility ETF	88,686	865	(22,483)	(1,462)	1,731	67,337	904
Invesco S&P International Developed Low Volatility ETF	49,635	21,688	(1,215)	195	132	70,435	832
Invesco S&P MidCap Low Volatility ETF	39,401	817	(22,087)	(1,146)	1,166	18,151	578
Invesco Senior Loan ETF	65,522	1,061	(2,694)	(9)	(27)	63,853	1,218
Invesco Variable Rate Investment Grade ETF	—	164,295	—	(196)	—	164,099	—

Total Investments in Affiliates	$1,244,728	$368,385	$(305,641)	$(10,967)	$2,310	$1,298,815	$15,826

*	At April 30, 2018, this security was no longer held.

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® Downside Hedged ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

S&P 500® Downside Hedged ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Ltd.	$16,463	$—	$—	$(3,137)	$—	$13,326	$267

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

50

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in S&P 500® Downside Hedged ETF were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,809,649	$—	$—	$1,809,649
Money Market Fund	2,228,450	—	—	2,228,450

Total Investments in Securities	4,038,099	—	—	4,038,099

Other Investments—Assets*
Forward Foreign Currency Contracts	—	41,218	—	41,218
Futures Contracts	69,904	—	—	69,904

	69,904	41,218	—	111,122

Other Investments—Liabilities*
Forward Foreign Currency Contracts	—	(49,941)	—	(49,941)
Futures Contracts	(4,121)	—	—	(4,121)

	(4,121)	(49,941)	—	(54,062)

Total Other Investments	65,783	(8,723)	—	57,060

Total Investments	$4,103,882	$(8,723)	$—	$4,095,159

*	Unrealized appreciation (depreciation).

Variable Rate Investment Grade ETF
Investments in Securities
Corporate Bonds and Notes	$—	$119,230,905	$—	$119,230,905
U.S. Agency Mortgage Credit Risk Transfer	—	61,319,688	—	61,319,688
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	39,322,630	—	39,322,630
Commercial Mortgage-Backed Securities	—	38,877,503	—	38,877,503
U.S. Treasury Securities	—	33,686,757	—	33,686,757
Asset-Backed Securities	—	15,201,839	—	15,201,839
Collateralized Mortgage Obligations	—	2,810,696	—	2,810,696
Money Market Fund	1,002,238	—	—	1,002,238

Total Investments	$1,002,238	$310,450,018	$—	$311,452,256

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

51

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2018:

	Value
	Multi-Strategy Alternative ETF				S&P 500® Downside Hedged ETF
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding(a)	$41,218	$—	$—	$41,218	$—	$—	$—	$—
Unrealized appreciation on futures contracts—Exchange-Traded(b)	—	52,944	16,960	69,904	—	904	—	904

Total Derivative Assets	41,218	52,944	16,960	111,122	—	904	—	904

Derivatives not subject to master netting agreements	—	(52,944)	(16,960)	(69,904)	—	(904)	—	(904)

Total Derivative Assets subject to master netting agreements	$41,218	$—	$—	$41,218	$—	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding(a)	$(49,941)	$—	$—	$(49,941)	$—	$—	$—	$—
Unrealized depreciation on futures contracts—Exchange-Traded(b)	—	(4,121)	—	(4,121)	—	(11,588)	—	(11,588)

Total Derivative Liabilities	(49,941)	(4,121)	—	(54,062)	—	(11,588)	—	(11,588)

Derivatives not subject to master netting agreements	—	4,121	—	4,121	—	11,588	—	11,588

Total Derivative Liabilities subject to master netting agreements	$(49,941)	$—	$—	$(49,941)	$—	$—	$—	$—

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2018:

Multi-Strategy Alternative ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net value of derivatives	Non-Cash	Cash	Net amount
Morgan Stanley	$41,218	$(49,941)	$(8,723)	$—	$—	$(8,723)

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2018.

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Multi-Strategy Alternative ETF				S&P 500® Downside Hedged ETF
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(16,598)	$—	$—	$(16,598)	$—	$—	$—	$—
Futures contracts	—	(70,284)	84,854	14,570	—	375,515	—	375,515
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	4,201	—	—	4,201	—	—	—	—
Futures contracts	—	123,529	13,248	136,777	—	104,300	—	104,300

Total	$(12,397)	$53,245	$98,102	$138,950	$—	$479,815	$—	$479,815

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Multi-Strategy Alternative ETF	S&P 500 Downside Hedged ETF
Forward foreign currency contracts	$2,437,680	$—
Futures contracts	14,845,545	1,287,542

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2017, as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$—	$—	$—
Balanced Multi-Asset Allocation ETF	—	—	—
Conservative Multi-Asset Allocation ETF	—	—	—
Growth Multi-Asset Allocation ETF	—	—	—
Moderately Conservative Multi-Asset Allocation ETF	—	—	—
Multi-Strategy Alternative ETF	438,390	1,132,658	1,571,048
S&P 500® Downside Hedged ETF	30,275,773	47,845,359	78,121,132
Variable Rate Investment Grade ETF	149,600	11,703	161,303

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 8. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate ETF	$14,290,709	$14,076,672
Balanced Multi-Asset Allocation ETF	354,733	357,547
Conservative Multi-Asset Allocation ETF	456,199	456,032
Growth Multi-Asset Allocation ETF	270,951	275,515
Moderately Conservative Multi-Asset Allocation ETF	370,439	372,504
Multi-Strategy Alternative ETF	1,442,628	1,415,208
S&P 500® Downside Hedged ETF	82,715,740	79,948,942
Variable Rate Investment Grade ETF	202,623,655	23,100,484

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the Variable Rate Investment Grade ETF amounted to $21,909,945 and $1,050,188, respectively.

For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Active U.S. Real Estate ETF	$4,060,218	$3,912,194
Balanced Multi-Asset Allocation ETF	—	—
Conservative Multi-Asset Allocation ETF	—	—
Growth Multi-Asset Allocation ETF	—	—
Moderately Conservative Multi-Asset Allocation ETF	—	—
Multi-Strategy Alternative ETF	—	—
S&P 500® Downside Hedged ETF	3,710,042	2,618,557
Variable Rate Investment Grade ETF	2,670,689	2,707,407

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
Active U.S. Real Estate ETF	$1,482,974	$(958,937)	$524,037	$22,562,818
Balanced Multi-Asset Allocation ETF	81,659	(8,840)	72,819	1,371,176
Conservative Multi-Asset Allocation ETF	28,350	(15,321)	13,029	1,425,979
Growth Multi-Asset Allocation ETF	113,349	(4,057)	109,292	1,364,992
Moderately Conservative Multi-Asset Allocation ETF	54,121	(13,053)	41,068	1,334,169
Multi-Strategy Alternative ETF	257,252	(78,921)	178,331	3,916,828
S&P 500® Downside Hedged ETF	173,485	(3,924,563)	(3,751,078)	29,368,685
Variable Rate Investment Grade ETF	841,197	(877,678)	(36,481)	311,488,737

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee and Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation

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(“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of (i) 100,000 Shares for each of Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF and Multi-Strategy Alternative ETF; and (ii) 50,000 Shares, for each of Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF . Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund of the Trust on the transaction date. For Multi-Strategy Alternative ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, including acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, and the Invesco Multi-Strategy Alternative ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)
Actual	$1,000.00	$966.10	0.73%	$3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73	3.66
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Actual	1,000.00	1,016.70	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Actual	1,000.00	1,000.30	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Actual	$1,000.00	$1,026.00	0.05%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Actual	1,000.00	1,006.10	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Multi-Strategy Alternative ETF (LALT)
Actual	1,000.00	1,059.40	0.88	4.49
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88	4.41
Invesco S&P 500® Downside Hedged ETF (PHDG)
Actual	1,000.00	1,049.10	0.37	1.88
Hypothetical (5% return before expenses)	1,000.00	1,022.96	0.37	1.86
Invesco Variable Rate Investment Grade ETF (VRIG)
Actual	1,000.00	1,009.20	0.30	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio, PowerShares S&P 500® Downside Hedged Portfolio and PowerShares Variable Rate Investment Grade Portfolio (each, a “Fund” and together, the “Funds”):

●	the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for each Fund; and

●	the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.

The Trustees also reviewed information on the performance of PowerShares Active U.S. Real Estate Fund, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 20, 2008) periods ended December 31, 2017. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, three-year and five-year periods and in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees also reviewed information on the performance of PowerShares Multi-Strategy Alternative Portfolio, its benchmark indexes (HFRI Macro (Total) Index, Morgan Stanley Multi-Strategy Alternative Index and Bloomberg Barclays U.S. Aggregate Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (May 29, 2014) periods ended December 31, 2017. Based on the information provided, the Board noted that the Fund outperformed the Morgan Stanley Multi-Strategy Alternative Index in each period and underperformed the HFRI Macro (Total) Index and Bloomberg Barclays U.S. Aggregate Index in each period. The Board also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year, three-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding PowerShares Multi-Strategy Alternative Portfolio’s performance as compared to its Lipper peer group for which the Adviser has limited transparency to the peer funds’ specific strategies. The Adviser stated that such underperformance can be attributed to the Fund’s allocations among five specific strategies and the sector weightings in those strategies, as well as to differences between the Fund’s strategies and the peer funds’ strategies.

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees also reviewed information on the performance of PowerShares S&P 500® Downside Hedged Portfolio, its benchmark indexes (S&P 500® Index, S&P 500® Dynamic VEQTOR Index, HFRX Global Hedge Fund Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 6, 2012) periods ended December 31, 2017, as applicable. Based on the information provided, the Board noted that the Fund outperformed the U.S. 3-Month Treasury Bill Index in each period and outperformed the HFRX Global Hedge Fund Index for the one-year, five-year and since-inception periods but underperformed the HFRX Global Hedge Fund Index for the three-year period. The Board further noted that the Fund underperformed the S&P 500® Index and S&P 500® Dynamic VEQTOR Index in each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quarter of its Lipper peer group for the since-inception period.

The Trustees also reviewed information on the performance of PowerShares Variable Rate Investment Grade Portfolio, its benchmark index (Bloomberg Barclays US Floating Rate Note Index) and the Fund’s Lipper peer group ranking for the one-year and since-inception (September 22, 2016) periods ended December 31, 2017. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year and since-inception periods and ranked in the 1st quartile of its Lipper peer group for the one-year and since-inception periods. The Board noted the short operating history of the Fund in evaluating the performance of the Adviser.

The Board did not review the performance of PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio because none of these Funds had a full calendar year of performance history as of December 31, 2017, or PowerShares Government Collateral Pledge Portfolio, because the Fund had not commenced operations as of December 31, 2017.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent and, for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio, their Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function. They also noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable open-end (non-ETF) index funds (except for PowerShares Multi-Strategy Alternative Portfolio and PowerShares Government Collateral Pledge Portfolio) and open-end (non-ETF) actively-managed funds and comparable ETFs for PowerShares Multi-Strategy Alternative Portfolio and PowerShares Government Collateral Pledge Portfolio. The Trustees noted that the information provided by the Adviser for PowerShares Government Collateral Pledge Portfolio included two Lipper peer group classifications, Short U.S. Government and Ultra Short Obligations. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.05%	PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

0.17%	PowerShares Government Collateral Pledge Portfolio

0.30%:	PowerShares Variable Rate Investment Grade Portfolio

0.35%	PowerShares Active U.S. Real Estate Fund (the Trustees noted that, prior to April 1, 2018, PowerShares Active U.S. Real Estate Fund’s unitary advisory fee was 0.80%)

0.39%:	PowerShares S&P 500® Downside Hedged Portfolio

0.95%	PowerShares Multi-Strategy Alternative Portfolio

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides certain sub-advisory services to two retail funds, with comparable investment strategies, as well as certain European and Canadian ETFs. The Trustees noted that:

●	the net expense ratio of PowerShares Active U.S. Real Estate Fund was higher than the median net expense ratios of its open-end index peer funds, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares S&P 500® Downside Hedged Portfolio was lower than the median net expense ratios of its open-end index peer funds and its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares Multi-Strategy Alternative Portfolio was higher than the median net expense ratio of its comparable ETF peer, but was lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratio of PowerShares Variable Rate Investment Grade Portfolio was higher than the median net expense ratio of its open-end index peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds;

●	the net expense ratios of PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio and PowerShares Moderately Conservative Multi-Asset Allocation Portfolio were lower than the median net expense ratios of their open-end index peer funds and their open-end actively-managed peer funds; and

●	the net expense ratio of PowerShares Government Collateral Pledge Portfolio was lower than the median net expense ratios of its ETF peer funds and its open-end actively managed peer funds in each of the Short U.S. Government and Ultra-Short Obligations peer group classifications.

The Trustees considered that the Adviser had agreed to waive up to 15 basis points of PowerShares Government Collateral Pledge Portfolio’s unitary advisory fee that corresponds to the advisory fee of the affiliated underlying funds in which the Fund invests, which could result in a net unitary advisory fee, ranging from 2 to 17 basis points.

The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, other than PowerShares Government Collateral Pledge Portfolio. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Government Collateral Pledge Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Government Collateral Pledge Portfolio because the Fund had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage or are anticipated to manage PowerShares Active U.S. Real Estate Fund’s, PowerShares Balanced Multi-Asset Allocation Portfolio’s, PowerShares Conservative Multi-Asset Allocation Portfolio’s, PowerShares Government Collateral Pledge Portfolio’s, PowerShares Growth Multi-Asset Allocation Portfolio’s, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio’s, PowerShares Multi-Strategy Alternative Portfolio’s and PowerShares Variable Rate Investment Grade Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio under the Sub-Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio and noted that the Adviser compensates or will compensate the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Advisers, Inc. and noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Government Collateral Pledge Portfolio because the Fund had not yet commenced operations as of December 31, 2017.)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio,

61

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund, PowerShares Balanced Multi-Asset Allocation Portfolio, PowerShares Conservative Multi-Asset Allocation Portfolio, PowerShares Government Collateral Pledge Portfolio, PowerShares Growth Multi-Asset Allocation Portfolio, PowerShares Moderately Conservative Multi-Asset Allocation Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares Variable Rate Investment Grade Portfolio. No single factor was determinative in the Board’s analysis.

62

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/us

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives, or certain of its affiliates or covered persons receive, a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee that it has, and that certain of its affiliates or covered persons have, relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics
Not required for semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: July 6, 2018

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date: July 6, 2018